UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates, Inc.

477 Jericho Turnpike

Syosset, NY 11791

(Name and address of agent for Service)

Registrant’s telephone number, including area code: 516-390-5555

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS | MARCH 31, 2018 (UNAUDITED)

	Shares	Market Value
Common Stocks 95.79%

Diversified REITs 3.03%
American Assets Trust, Inc.	10,400	$347,464
Gramercy Property Trust	18,333	398,376
Liberty Property Trust	2,000	79,460
Spirit Realty Capital, Inc.	11,400	88,464
STORE Capital Corporation	3,780	93,820
WP Carey, Inc.	29,000	1,797,710

		2,805,294
Energy 3.91%
Andeavor	1,850	186,036
Cheniere Energy Partners LP	7,100	206,610
Enterprise Products Partners LP	51,677	1,265,053
Exxon Mobil Corporation	1,750	130,568
Kinder Morgan, Inc.	3,500	52,710
Magellan Midstream Partners LP	8,200	478,470
MPLX LP	14,886	491,833
Parsley Energy, Inc., Class A(a)	500	14,495
Phillips 66	1,750	167,860
Valero Energy Corporation	2,100	194,817
Western Gas Partners LP	10,180	434,381

		3,622,833
Health Care REITs 2.94%
Global Medical REIT, Inc.	15,000	104,250
HCP, Inc.	19,018	441,788
Healthcare Trust of America, Inc., Class A	6,000	158,700
Senior Housing Properties Trust	2,900	45,414
Ventas, Inc.	14,100	698,373
Welltower, Inc.	23,400	1,273,662

		2,722,187

See accompanying notes which are an integral part of these schedules of investments.

Hotel & Resort REITs 9.98%
Apple Hospitality REIT, Inc.	92,210	1,620,130
Ashford Hospitality Trust, Inc.	100,725	650,683
Braemar Hotels & Resorts, Inc.	23,400	227,488
DiamondRock Hospitality Company	205,147	2,141,735
Hersha Hospitality Trust	61,050	1,092,795
Pebblebrook Hotel Trust	53,031	1,821,615
RLJ Lodging Trust	68,634	1,334,245
Sotherly Hotels, Inc.	52,000	359,840

		9,248,491
Industrial REITs 8.26%
DCT Industrial Trust, Inc.	14,214	800,817
Prologis, Inc. (b)	91,225	5,746,263
STAG Industrial, Inc.	20,500	490,360
Terreno Realty Corporation	18,075	623,768

		7,661,208
Mortgage REITs 2.88%
Blackstone Mortgage Trust, Inc., Class A	34,500	1,083,990
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	38,967	759,856
Starwood Property Trust, Inc.	39,550	828,573

		2,672,419
Office REITs 13.04%
Alexandria Real Estate Equities, Inc.	5,300	661,917
Boston Properties, Inc.	21,150	2,606,103
City Office REIT, Inc.	125,758	1,453,762
Hudson Pacific Properties, Inc.	70,900	2,306,377
JBG SMITH Properties	5,000	168,550
Kilroy Realty Corporation	32,365	2,296,620
SL Green Realty Corporation	20,250	1,960,808
Vornado Realty Trust	9,500	639,350

		12,093,487
Residential REITs 22.93%
American Campus Communities, Inc.	6,250	241,375
American Tower Corporation, Class A	6,250	908,375
Apartment Investment & Management Company, Class A (b)	57,680	2,350,460
AvalonBay Communities, Inc.	13,890	2,284,349
Camden Property Trust	24,500	2,062,410
Education Realty Trust, Inc.	11,375	372,531
Equity LifeStyle Properties, Inc.	22,900	2,009,933

See accompanying notes which are an integral part of these schedules of investments.

Equity Residential	34,815	2,145,300
Essex Property Trust, Inc.	9,836	2,367,329
Mid-America Apartment Communities, Inc.	21,922	2,000,163
Sun Communities, Inc.	25,100	2,293,387
UDR, Inc.	62,306	2,219,340

		21,254,952
Retail REITs 8.50%
Brixmor Property Group, Inc.	3,275	49,944
Federal Realty Investment Trust	19,575	2,272,853
GGP, Inc.	33,400	683,364
Kimco Realty Corporation	53,819	774,994
Realty Income Corporation	9,880	511,092
Regency Centers Corporation	19,800	1,167,804
Simon Property Group, Inc. (b)	15,700	2,423,295

		7,883,346
Specialized REITs 20.32%
CoreCivic, Inc.	3,150	61,488
CoreSite Realty Corporation	39,500	3,960,270
Crown Castle International Corporation	4,650	509,686
CubeSmart	18,000	507,600
CyrusOne, Inc.	37,150	1,902,451
Digital Realty Trust, Inc. (b)	53,331	5,620,021
Equinix, Inc.	4,500	1,881,630
Extra Space Storage, Inc.	13,345	1,165,819
GEO Group, Inc. (The)	4,650	95,186
Life Storage, Inc.	13,850	1,156,752
QTS Realty Trust, Inc., Class A	54,600	1,977,612

		18,838,515

Total Common Stocks (Cost $68,876,716)		88,802,732

See accompanying notes which are an integral part of these schedules of investments.

	Shares	Market Value
Preferred Stocks 3.51%

Diversified REITs 0.05%
PS Business Parks, Inc., 5.20%	2,000	$46,080

Financials 0.26%
Arch Capital Group Ltd., Series F, 5.45%	2,000	49,080
Arch Capital Group Ltd., Series E, 5.25%	2,000	48,540
Carlyle Group LP (The), Series A, 5.88%	2,000	48,120
Wells Fargo & Company, Series W, 5.70%	4,000	100,800

		246,540
Hotel & Resort REITs 0.54%
Ashford Hospitality Trust, Inc., Series F, 7.38%	6,000	139,560
Hersha Hospitality Trust, Series D, 6.50%	5,000	116,700
Lasalle Hotel Properties, 6.30%	2,500	60,525
Sotherly Hotels, Inc., Series B, 8.00%	6,000	149,880
Sotherly Hotels, Inc., Series C, 7.88%	1,000	24,970

		491,635
Office REITs 0.06%
Vornado Realty Trust, Series M, 5.25%	2,500	57,450

Residential REITs 0.12%
American Homes 4 Rent, Series G, 5.88%	2,000	46,300
Bluerock Residential Growth REIT, Inc., Series A, 7.13%	3,000	63,750

		110,050
Retail REITs 1.25%
Federal Realty Investment Trust, Series C, 5.00%	6,500	148,135
Monmouth Real Estate Investment Corporation, Series C, 6.13%	4,000	97,200
National Retail Properties, Inc., Series E, 5.70%	26,364	662,527
National Retail Properties, Inc., Series F, 5.20%	11,000	254,870

		1,162,732
Specialized REITs 1.18%
Digital Realty Trust, Inc., Series H, 7.38%	6,000	157,740
Digital Realty Trust, Inc., Series I, 6.35%	11,018	291,977
Digital Realty Trust, Inc., Series J, 5.25%	4,000	95,680
Public Storage, Series C, 5.13%	2,000	49,780
Public Storage, Series G, 5.05%	4,000	96,000
Public Storage, Series W, 5.20%	6,000	145,020
Public Storage, Series Z, 6.00%	6,000	156,180
QTS Realty Trust, Inc., 7.13%	4,000	101,560

		1,093,937
Utilities 0.05%
Entergy Louisiana LLC, 4.88%	2,000	48,200

Total Preferred Stocks (Cost $3,314,454)		3,256,624

See accompanying notes which are an integral part of these schedules of investments.

	Principal Amount
Municipal Bonds 0.61%
Franklin County Convention Facilities Authority, Revenue Bonds, 6.54%, 12/1/2036	$140,000	184,769
Miami-Dade County, FL, Educational Facilities Authority, University of Miami, Revenue Bonds, 5.073%, 4/1/2050	100,000	112,893
Port Authority of New York & New Jersey, Revenue Bonds, Callable 6/1/2025 @ 100, 4.823%, 6/1/2045	250,000	268,763

Total Municipal Bonds (Cost $538,550)		566,425

Total Investments — 99.91% (Cost $72,729,720)		92,625,781
Other Assets in Excess of Liabilities — 0.09%		85,274

NET ASSETS - 100.00%		$92,711,055

(a)	Non-income producing security.
(b)	All or a portion of the security is held as collateral for written options.

ADR — American Depositary Receipt

SCHEDULE OF WRITTEN OPTIONS | MARCH 31, 2018 (UNAUDITED)

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Written Call Options — (0.01)%
Apartment Investment & Management Co.	(20)	$(81,500)	$40.00	May 2018	$(3,450)
Digital Realty Trust, Inc.	(10)	(105,380)	$110.00	April 2018	(720)
Prologis, Inc.	(10)	(62,990)	$65.00	May 2018	(1,000)
Simon Property Group, Inc.	(5)	(77,175)	$165.00	April 2018	(150)

Total Written Call Options — (0.01)% (Premiums Received $4,318)					$(5,320)

See accompanying notes which are an integral part of these schedules of investments.

At March 31, 2018, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$23,204,905
Gross unrealized depreciation	(3,308,670)

Net unrealized appreciation	$19,896,235
Aggregate cost of securities for income tax purposes	$72,724,226

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS | MARCH 31, 2018 (UNAUDITED)

	Shares	Market Value
Common Stocks 97.07%

Consumer Discretionary 10.27%
Adient plc	7,385	$441,328
CBS Corporation, Class B	10,100	519,039
Comcast Corporation, Class A	30,000	1,025,100
D.R. Horton, Inc.	9,000	394,560
Home Depot, Inc. (The)(a)	15,450	2,753,808
Lennar Corporation, Class A	5,000	294,700
McDonald’s Corporation	8,980	1,404,292
MGM Resorts International	7,100	248,642
Ross Stores, Inc.	6,000	467,880
Royal Caribbean Cruises Ltd.	5,000	588,700
Target Corporation	5,000	347,150
TJX Cos., Inc. (The)	3,200	260,992
Walt Disney Company (The)	15,000	1,506,600

		10,252,791
Consumer Staples 6.51%
Altria Group, Inc.(a)	25,700	1,601,624
Clorox Company (The)	1,500	199,665
Coca-Cola Company (The)	15,700	681,851
Colgate-Palmolive Company	3,000	215,040
Conagra Brands, Inc.	8,100	298,728
Costco Wholesale Corporation	1,495	281,703
Kimberly-Clark Corporation	750	82,597
Kraft Heinz Company (The)	2,999	186,808
Lamb Weston Holdings, Inc.	4,800	279,456
PepsiCo, Inc.	6,150	671,272
Philip Morris International, Inc.	9,900	984,060
Procter & Gamble Company (The)	4,700	372,616
Walmart Store, Inc.	7,174	638,271

		6,493,691
Energy 5.80%
Andeavor	2,100	211,176
Apache Corporation	3,000	115,440
Chevron Corporation	8,260	941,970

See accompanying notes which are an integral part of these schedules of investments.

ConocoPhillips	8,550	506,929
Devon Energy Corporation	3,000	95,370
EOG Resources, Inc.	8,700	915,849
Exxon Mobil Corporation	15,950	1,190,030
Halliburton Company	7,100	333,274
Kinder Morgan, Inc.	1,000	15,060
Schlumberger Ltd.	4,300	278,554
Valero Energy Corporation	12,800	1,187,456

		5,791,108
Financials 13.82%
American Express Company	10,000	932,800
Bank of America Corporation	45,800	1,373,542
BankUnited, Inc.	15,350	613,693
Blackstone Group, LP (The)	16,700	533,565
Brighthouse Financial, Inc.(b)	761	39,115
Carlyle Group LP (The)	14,400	307,440
Citigroup, Inc.	13,000	877,500
CME Group, Inc.	5,100	824,874
Fifth Third Bancorp	15,400	488,950
Goldman Sachs Group, Inc. (The)	3,265	822,323
Hartford Financial Services Group, Inc. (The)	15,000	772,800
Huntington Bancshares, Inc.	34,750	524,725
JPMorgan Chase & Company	15,977	1,756,991
KeyCorp	32,125	628,044
Lazard Ltd., Class A	10,875	571,590
M&T Bank Corporation	2,200	405,592
Prudential Financial, Inc.	4,500	465,975
SVB Financial Group(b)	4,575	1,098,046
Travelers Companies, Inc. (The)	1,400	194,404
U.S. Bancorp	11,050	558,025

		13,789,994
Health Care 12.87%
AbbVie, Inc.	4,700	444,855
Aetna, Inc.	3,800	642,200
Allergan plc	3,300	555,357
Amgen, Inc.	3,250	554,060
Bristol-Myers Squibb Company	14,000	885,500
Centene Corporation(b)	3,800	406,106
Edwards LifeSciences Corporation(b)	1,000	139,520
Gilead Sciences, Inc.	5,300	399,567

See accompanying notes which are an integral part of these schedules of investments.

Humana, Inc.	3,000	806,490
Johnson & Johnson	10,810	1,385,302
Laboratory Corporation of America Holdings(b)	600	97,050
McKesson Corporation	4,400	619,828
Medtronic plc	9,029	724,306
Merck & Company, Inc.	13,100	713,557
Mylan NV(b)	2,800	115,276
Perrigo Company plc	1,300	108,342
Pfizer, Inc.	16,900	599,781
Quest Diagnostics, Inc.	4,500	451,350
Thermo Fisher Scientific, Inc.	2,700	557,442
UnitedHealth Group, Inc.	9,750	2,086,500
Vertex Pharmaceuticals, Inc.(b)	3,400	554,132

		12,846,521
Industrials 10.85%
3M Company	5,650	1,240,288
American Airlines Group, Inc.	1,000	51,960
Boeing Company (The)	5,955	1,952,525
Caterpillar, Inc.	9,700	1,429,586
CSX Corporation	20,400	1,136,484
Deere & Company	4,650	722,238
FedEx Corporation	4,900	1,176,539
General Electric Company	23,481	316,524
Honeywell International, Inc.	4,750	686,423
Johnson Controls International plc	8,253	290,836
Masco Corporation	11,500	465,060
United Technologies Corporation	3,500	440,370
Waste Connections, Inc.	12,825	920,065

		10,828,898
Information Technology 26.91%
Accenture plc, Class A	6,950	1,066,825
Adobe Systems, Inc.(b)	4,350	939,948
Apple, Inc.	23,400	3,926,052
Applied Materials, Inc.	19,800	1,101,078
Cisco Systems, Inc.	36,050	1,546,185
Cognizant Technology Solutions Corporation, Class A	10,100	813,050
Corning, Inc.	20,600	574,328
Dell Technologies, Inc., Class V(b)	2,006	146,859
DXC Technology Company	3,528	354,670
Hewlett Packard Enterprise Company	14,300	250,822

See accompanying notes which are an integral part of these schedules of investments.

HP, Inc.	27,400	600,608
Intel Corporation	26,400	1,374,912
International Business Machines Corporation	2,858	438,503
MasterCard, Inc., Class A	7,500	1,313,700
Micro Focus International plc ADR	1,963	27,561
Microchip Technology, Inc.	1,050	95,928
Microsoft Corporation	35,500	3,240,085
NetApp, Inc.	5,600	345,464
NVIDIA Corporation	2,170	502,550
Oracle Corporation	28,300	1,294,725
Paychex, Inc.	8,850	545,071
QUALCOMM, Inc.	7,200	398,952
Seagate Technology plc	4,050	237,006
Symantec Corporation	26,200	677,270
Texas Instruments, Inc.	16,525	1,716,782
Visa, Inc., Class A	19,200	2,296,704
Workday, Inc., Class A(b)	8,125	1,032,769

		26,858,407
Materials 1.94%
AdvanSix, Inc.(b)	4,448	154,701
CF Industries Holdings, Inc.	8,700	328,251
DowDuPont, Inc.	22,752	1,449,530

		1,932,482
Real Estate Investment Trusts 4.70%
Alexandria Real Estate Equities, Inc.	1,650	206,069
American Tower Corporation, Class A	3,900	566,826
Apple Hospitality REIT, Inc.	16,550	290,784
CoreCivic, Inc.	3,150	61,488
Crown Castle International Corporation	4,250	465,842
CyrusOne, Inc.	6,700	343,107
DiamondRock Hospitality Company	10,000	104,400
Digital Realty Trust, Inc.(a)	2,200	231,836
Equinix, Inc.	700	292,698
GEO Group, Inc. (The)	7,200	147,384
Gramercy Property Trust	8,666	188,312
Healthcare Realty Trust, Inc.	5,000	138,550
Healthcare Trust of America, Inc., Class A	4,500	119,025
Invesco Mortgage Capital, Inc.	7,000	114,660
Pebblebrook Hotel Trust	3,900	133,965
Prologis, Inc.(a)	6,500	409,435

See accompanying notes which are an integral part of these schedules of investments.

QTS Realty Trust, Inc., Class A	5,050	182,911
Realty Income Corporation	2,000	103,460
Simon Property Group, Inc.(a)	550	84,892
Sun Communities, Inc.	3,900	356,343
Terreno Realty Corporation	2,000	69,020
Welltower, Inc.	1,500	81,645

		4,692,652
Telecommunication Services 1.69%
AT&T, Inc.	24,350	868,077
Verizon Communications, Inc.	17,240	824,417

		1,692,494
Utilities 1.71%
AES Corporation	8,000	90,960
American Electric Power Company, Inc.	1,750	120,033
Edison International	1,100	70,026
NextEra Energy, Inc.	5,600	914,648
WEC Energy Group, Inc.	8,200	514,140

		1,709,807

Total Common Stocks (Cost $59,150,761)		96,888,845

Preferred Stocks 3.20%

Energy 0.26%
Callon Petroleum Company, Series A, 10.00%	5,000	253,100

Financials 1.60%
AGNC Investment Corporation, Series B, 7.75%	6,000	154,320
American Financial Group, Inc., 6.00%	5,300	137,694
AmTrust Financial Services, Inc., 7.50%	2,500	60,500
Ares Management LP, Series A, 7.00%	2,500	65,325
Bank Of America Corporation, Series EE, 6.00%	2,500	64,875
Bank Of America Corporation, Series W, 6.63%	2,000	52,420
BGC Partners, Inc., 8.13%	5,000	128,500
Capital One Financial Corporation, Series D, 6.70%	2,000	52,860
Carlyle Group LP (The), Series A, 5.88%	3,000	72,180
Charles Schwab Corporation (the), Series C, 6.00%	2,000	52,080

See accompanying notes which are an integral part of these schedules of investments.

Citigroup, Inc., Series L, 6.88%	3,000	78,780
Hancock Holding Company, 5.95%	2,500	63,375
Hercules Capital, Inc., 6.25%	1,420	35,884
JPMorgan Chase & Company, Series T, 6.70%	2,000	52,280
KKR & Company LP, Series B, 6.50%	2,000	52,300
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00%	7,000	177,240
Oxford Lane Capital Corporation, Series 2024, 6.75%	2,500	63,500
Prospect Capital Corporation, 6.25%	4,000	101,764
Torchmark Corporation, 6.13%	5,000	132,450

		1,598,327
Information Technology 0.11%
eBay, Inc., 6.00%	4,000	105,360

Real Estate Investment Trusts 0.49%
Annaly Capital Management, Inc., Series F, 6.95%	2,000	50,700
Digital Realty Trust, Inc., Series H, 7.38%	5,000	131,450
Digital Realty Trust, Inc., Series I, 6.35%	2,500	66,250
Hersha Hospitality Trust, Series E, 6.50%	5,000	116,200
QTS Realty Trust, Inc., 7.13%	4,000	101,560
Sotherly Hotels, Inc., Series C, 7.88%	1,000	24,970

		491,130
Telecommunication Services 0.57%
AT&T, Inc., 5.35%	3,000	76,200
Qwest Corporation, 6.63%	2,500	54,275
Qwest Corporation, 6.88%	2,000	44,700
Qwest Corporation, 7.00%	2,500	59,800
Qwest Corporation, 7.00%	5,000	117,750
Telephone & Data Systems, Inc., 7.00%	4,000	101,040
United States Cellular Corporation, 7.25%	2,500	64,625
United States Cellular Corporation, 7.25%	2,000	51,480

		569,870
Utilities 0.17%
DTE Energy Company, 5.38%	2,000	49,340
Entergy Mississippi, Inc., 4.90%	5,000	122,400

		171,740

Total Preferred Stocks (Cost $3,126,826)		3,189,527
Total Investments — 100.27% (Cost $62,277,587)		100,078,372
Liabilities in Excess of Other Assets — (0.27)%		(268,287)

NET ASSETS - 100.00%		$99,810,085

(a)	All or a portion of the security is held as collateral for written options.
(b)	Non-income producing security.

See accompanying notes which are an integral part of these schedules of investments.

SCHEDULE OF WRITTEN OPTIONS | MARCH 31, 2018 (UNAUDITED)

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Written Call Options — (0.01)%
Altria Group Inc.	(20)	$(124,640)	$65.00	May 2018	$(2,240)
Digital Realty Trust, Inc.	(10)	(105,380)	$110.00	April 2018	(720)
Home Depot, Inc.	(10)	(178,240)	$195.00	May 2018	(930)
Prologis, Inc.	(10)	(62,990)	$65.00	May 2018	(1,000)
Simon Property Group, Inc.	(5)	(77,175)	$165.00	April 2018	(150)

Total Written Call Options— (0.01)% (Premiums Received $5,228)					$(5,040)

At March 31, 2018, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$38,816,913
Gross unrealized depreciation	(1,027,351)

Net unrealized appreciation	$37,789,562
Aggregate cost of securities for income tax purposes	$62,283,770

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | MARCH 31, 2018 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 98.93%

Alabama 0.11%
Cullman County Health Care Authority, Refunding Revenue Bonds, (OID), Callable 2/1/2019 @ 100, 6.75%, 2/1/2029	$100,000	$102,408

Alaska 0.77%
Alaska Housing Finance Corporation, State Single-Family Housing, Revenue Bonds, (OID), Callable 6/1/2021 @ 100, 4.125%, 12/1/2037	100,000	101,761
Alaska Housing Finance Corporation, State Single-Family Housing, Revenue Bonds, (OID), Callable 6/1/2021 @ 100, 4.25%, 12/1/2040	100,000	102,102
Northern Tobacco Securitization Corporation, Refunding Revenue Bonds, (OID), 5.00%, 6/1/2032	500,000	500,010

		703,873
Arizona 0.88%
Arizona Health Facilities Authority, Refunding Revenue Bonds, (OID), Callable 7/1/2019 @ 100, 5.00%, 7/1/2028	100,000	103,178
City of Phoenix, AZ, General Obligation Unlimited, Callable 7/1/2026 @ 100, 5.00%, 7/1/2027	500,000	595,460
State of Arizona Lottery Revenue, Public Improvements Revenue Bonds, (AGM), Callable 1/1/2020 @ 100, 5.00%, 7/1/2028	100,000	105,221

		803,859
California 3.94%
California Educational Facilities Authority, Revenue Bonds, Prerefunded 10/1/2021 @ 100, 6.125%, 10/1/2030	120,000	137,413
California Educational Facilities Authority, Revenue Bonds, Callable 10/1/2021 @ 100, 6.125%, 10/1/2030	130,000	148,864
California State Public Works Board, Revenue Bonds, Callable 11/1/2026 @ 100, 5.00%, 11/1/2029	600,000	705,528
City of Los Angeles, CA Wastewater System Revenue, Refunding Revenue Bonds, (OID), Callable 6/1/2022 @ 100, 3.375%, 6/1/2029	100,000	102,518
County of San Bernardino, CA, Refunding Bonds, Certificate of Participation, Callable 8/1/2019 @ 100, 5.50%, 8/1/2022	250,000	262,313

See accompanying notes which are an integral part of these schedules of investments.

County of San Bernardino, CA, Refunding Bonds, Certificate of Participation, (OID), Callable 8/1/2019 @ 100, 5.25%, 8/1/2026	50,000	52,184
Los Angeles Community College District, General Obligation Unlimited, Callable 8/1/2026 @ 100, 4.00%, 8/1/2038	500,000	527,900
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 5/15/2037	145,000	150,809
State of California, General Obligation Unlimited, Callable 8/1/2025 @ 100, 5.00%, 8/1/2029	250,000	290,695
State of California, General Obligation Unlimited, Callable 9/1/2026 @ 100, 4.00%, 9/1/2036	175,000	184,324
State of California, General Obligation Unlimited, (OID), 5.00%, 8/1/2034	280,000	283,307
State of California, General Obligation Unlimited, (OID), Callable 8/1/2018 @ 100, 5.00%, 8/1/2034	220,000	222,598
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, (OID), Callable 11/1/2020 @ 100, 5.25%, 11/1/2030	250,000	271,890
State of California, Public Improvements, General Obligation Unlimited, (OID), Callable 4/1/2019 @ 100, 6.00%, 4/1/2038	100,000	104,283
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited (OID), Callable 8/1/2019 @ 100, 5.00%, 8/1/2020	20,000	20,879
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, (OID), Callable 8/1/2019 @ 100, 5.25%, 8/1/2028	140,000	146,381

		3,611,886
Colorado 0.12%
Colorado Health Facilities Authority, Refunding Revenue Bonds, Callable 1/1/2020 @ 100, 5.25%, 1/1/2030	100,000	105,683

Connecticut 11.85%
City of New Haven, CT, General Obligation Unlimited, Callable 8/15/2026 @ 100, 5.00%, 8/15/2036	230,000	253,423
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Callable 11/15/2025 @ 100, 3.25%, 11/15/2036	250,000	248,610
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, (GO OF AUTH), Callable 5/15/2021 @ 100, 4.625%, 11/15/2041	215,000	222,140
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 5/15/2021 @ 100, 3.25%, 11/15/2027	150,000	151,328

See accompanying notes which are an integral part of these schedules of investments.

Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 5/15/2022 @ 100, 3.05%, 5/15/2031	250,000	248,390
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (GO OF AUTH), Callable 5/15/2020 @ 100, 4.875%, 11/15/2046	100,000	103,398
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (GO OF AUTH), Callable 5/15/2021 @ 100, 3.35%, 5/15/2028	250,000	252,135
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (OID), Callable 11/15/2021 @ 100, 3.30%, 11/15/2037	250,000	241,905
Connecticut Housing Finance Authority, Revenue Bonds, Callable 5/15/2027 @ 100, 3.40%, 11/15/2037	25,000	24,542
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 5/15/2021 @ 100, 3.50%, 5/15/2031	250,000	253,463
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 5/15/2021 @ 100, 3.875%, 11/15/2038	540,000	549,914
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 5/15/2021 @ 100, 3.75%, 11/15/2035	500,000	506,005
Connecticut State Health & Educational Facility Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Callable 7/1/2021 @ 100, 5.00%, 7/1/2032	440,000	469,665
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 7/1/2022 @ 100, 4.50%, 7/1/2038	500,000	520,340
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2042	500,000	532,365
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 7/1/2022 @ 100, 4.25%, 7/1/2031	500,000	519,655
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Callable 7/1/2022 @ 100, 4.00%, 7/1/2033	100,000	102,150
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 5.00%, 7/1/2034	250,000	280,830
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2024 @ 100, 5.00%, 7/1/2034	100,000	109,518
Connecticut State Health & Educational Facility Authority, Revenue Bonds, (AGM) (OID), Callable 7/1/2021 @ 100, 4.00%, 7/1/2037	250,000	254,022
Connecticut State Health & Educational Facility Authority, Revenue Bonds, (BHAC-CR) (NATL-RE) (OID), 5.00%, 7/1/2037	95,000	95,815

See accompanying notes which are an integral part of these schedules of investments.

Connecticut State Health & Educational Facility Authority, Revenue Bonds, (BHAC-CR) (NATL-RE) (OID), Callable 7/1/2018 @ 100, 5.00%, 7/1/2037	5,000	5,039
Connecticut State Health & Educational Facility Authority, Revenue Bonds, (OID), Callable 7/1/2018 @ 100, 5.00%, 7/1/2037	150,000	151,287
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 7/1/2020 @ 100, 5.00%, 7/1/2028	100,000	105,510
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, (OID), Callable 7/1/2020 @ 100, 5.00%, 7/1/2040	125,000	133,958
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, (OID), Callable 7/1/2020 @ 100, 4.75%, 7/1/2030	100,000	106,618
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 11/1/2020 @ 100, 5.00%, 11/1/2022	100,000	107,160
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 10/1/2023 @ 100, 5.00%, 10/1/2030	250,000	272,903
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 1/1/2023 @ 100, 5.00%, 1/1/2028	445,000	483,448
State of Connecticut, General Obligation Unlimited, Callable 3/15/2026 @ 100, 5.00%, 3/15/2031	500,000	552,745
State of Connecticut, General Obligation Unlimited, Callable 4/15/2027 @ 100, 5.00%, 4/15/2032	500,000	555,195
State of Connecticut, General Obligation Unlimited, Callable 3/15/2026 @ 100, 4.00%, 3/15/2036	500,000	506,800
State of Connecticut, General Obligation Unlimited, Callable 11/15/2025 @ 100, 5.00%, 11/15/2026	250,000	281,275
State of Connecticut, General Obligation Unlimited, Callable 6/15/2025 @ 100, 5.00%, 6/15/2028	250,000	277,535
State of Connecticut, General Obligation Unlimited, Callable 4/15/2022 @ 100, 5.00%, 6/15/2024	250,000	279,135
State of Connecticut, General Obligation Unlimited, 5.00%, 11/1/2020	100,000	107,082
State of Connecticut, Public Improvements, General Obligation Unlimited, Callable 4/15/2022 @ 100, 4.00%, 4/15/2032	250,000	254,850
State of Connecticut, Public Improvements, General Obligation Unlimited, (OID), Callable 3/1/2024 @ 100, 4.00%, 3/1/2033	400,000	409,512
University of Connecticut, University & College Improvements, Revenue Bonds, Callable 2/15/2024 @ 100, 5.00%, 2/15/2034	250,000	277,415
University of Connecticut, University & College Improvements, Revenue Bonds, (GO OF UNIVERSITY), Callable 2/15/2020 @ 100, 5.00%, 2/15/2028	50,000	52,573

		10,859,653

See accompanying notes which are an integral part of these schedules of investments.

District of Columbia 1.74%
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (Fannie Mae), 4.45%, 6/15/2031	320,000	333,859
District of Columbia Housing Finance Agency, State Single-Family Housing, Revenue Bonds, (Fannie Mae), Callable 12/1/2021 @ 100, 4.90%, 6/1/2040	280,000	300,720
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2036	250,000	285,880
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2034	150,000	172,448
District of Columbia, Hospital Improvements, Revenue Bonds, (AGM), Callable 7/15/2018 @ 101, 5.45%, 7/15/2035	490,000	500,373

		1,593,280
Florida 8.04%
Central Florida Expressway Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 4.00%, 7/1/2035	150,000	156,088
Citizens Property Insurance Corporation, Revenue Bonds, Miscellaneous Purposes, 4.75%, 6/1/2020	150,000	159,138
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, (AGM) (OID), Callable 7/1/2020 @ 100, 5.25%, 7/1/2039	125,000	133,215
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, (AGM) (OID), Callable 7/1/2020 @ 100, 5.25%, 7/1/2035	105,000	111,972
City of Miami, FL, Parking System Revenue, Refunding Revenue Bonds, (OID), Callable 10/1/2019 @ 100, 5.35%, 10/1/2039	500,000	523,785
City of Orlando, FL, Public Improvements, Revenue Bonds, Callable 10/1/2024 @ 100, 5.00%, 10/1/2046	1,000,000	1,130,450
County of Miami-Dade, FL, Hospital Improvements, Revenue Bonds, (OID), Callable 6/1/2019 @ 100, 5.75%, 6/1/2039	110,000	115,242
County of Miami-Dade, FL, Public Improvements, General Obligation Unlimited, (OID), Callable 7/1/2018 @ 100, 5.625%, 7/1/2038	250,000	252,523
County of Miami-Dade, FL, Public Improvements, General Obligation Unlimited, (OID), Callable 10/1/2019 @ 100, 5.375%, 10/1/2028	250,000	262,513
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds (OID), Callable 8/15/2020 @ 100, 5.75%, 8/15/2029	160,000	171,834
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 8/15/2020 @ 100, 5.50%, 8/15/2024	250,000	268,977

See accompanying notes which are an integral part of these schedules of investments.

Florida Gulf Coast University Financing Corporation, University & College Improvements, Revenue Bonds, Callable 2/1/2021 @ 100, 5.00%, 2/1/2028	100,000	107,348
Florida Higher Educational Facilities Financial Authority, University & College Improvements, Refunding Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 6.00%, 4/1/2026	130,000	142,615
Florida Housing Finance Corporation, State Single-Family Housing, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 7/1/2019 @ 100, 5.00%, 7/1/2039	65,000	66,605
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2021 @ 100, 5.25%, 10/1/2033	100,000	109,639
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2021 @ 100, 5.50%, 10/1/2041	100,000	110,686
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding Revenue Bonds, Callable 10/1/2022 @ 100, 5.00%, 10/1/2030	500,000	551,260
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, Callable 10/1/2020 @ 100, 5.00%, 10/1/2025	200,000	215,340
Hillsborough County Industrial Development Authority, School Improvements, Revenue Bonds, 5.125%, 5/15/2037	250,000	250,020
JEA Water & Sewer System Revenue, Revenue Bonds, (OID), 3.875%, 10/1/2037	250,000	250,080
Miami-Dade County Aviation Revenue, Revenue Bonds, (OID), 5.25%, 10/1/2030	35,000	37,977
Miami-Dade County Aviation Revenue, Revenue Bonds, (OID), Callable 10/1/2020 @ 100, 5.25%, 10/1/2030	115,000	123,963
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, (AMBAC), 5.25%, 4/1/2031	260,000	312,614
North Sumter County Utility Dependent District, Water & Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2020 @ 100, 5.375%, 10/1/2040	400,000	430,964
Orange County Health Facilities Authority, Hospital Improvements, Revenue Bonds, 5.25%, 10/1/2019	160,000	168,054
Palm Beach County School District, Refunding Bonds, Certificate of Participation, Callable 8/1/2021 @ 100, 5.00%, 8/1/2024	45,000	49,630
School Board of Miami-Dade County/The, Certificate of Participation, Callable 2/1/2026 @ 100, 4.00%, 2/1/2033	1,000,000	1,048,610
Tampa-Hillsborough County Expressway Authority, Refunding Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2037	100,000	109,371

		7,370,513

See accompanying notes which are an integral part of these schedules of investments.

Georgia 1.61%
Albany-Dougherty Inner City Authority, University & College Improvements, Revenue Bonds, Callable 7/1/2020 @ 100, 5.00%, 7/1/2035	250,000	264,280
Albany-Dougherty Payroll Development Authority, university & College Improvements, Revenue Bonds, (AGM) (OID), Callable 6/15/2020 @ 100, 5.50%, 6/15/2036	325,000	348,988
City of Atlanta, GA Water and Wastewater Revenue, Revenue Bonds, (AGM) (OID), Callable 11/1/2019 @ 100, 5.375%, 11/1/2039	85,000	89,486
City of Atlanta, GA Water and Wastewater Revenue, Revenue Bonds, (AGM) (OID), 5.375%, 11/1/2039	165,000	174,559
Fulton County Development Authority, Refunding Revenue Bonds, 5.00%, 10/1/2022	150,000	166,590
Fulton County Development Authority, Refunding Revenue Bonds, (OID), Callable 10/1/2022 @ 100, 4.25%, 10/1/2037	100,000	103,726
Fulton County Development Authority, University & College Improvements, Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 5.75%, 10/1/2031	50,000	55,040
Fulton County Development Authority, University & College Improvements, Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 5.75%, 10/1/2041	250,000	274,895

		1,477,564
Hawaii 0.05%
Hawai’i Pacific Health, Hospital Improvements, Revenue Bonds, (OID), Callable 7/1/2020 @ 100, 5.75%, 7/1/2040	40,000	43,431

Illinois 1.56%
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 8/15/2018 @ 100, 5.25%, 8/15/2047	250,000	253,438
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 8/15/2021 @ 100, 5.875%, 8/15/2034	100,000	111,206
Illinois Finance Authority, Refunding Revenue Bonds, (OID), Callable 2/15/2020 @ 100, 6.00%, 8/15/2038	175,000	188,563
Illinois Finance Authority, Refunding Revenue Bonds, (OID), Callable 2/15/2020 @ 100, 5.50%, 8/15/2024	215,000	229,697
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), 5.125%, 6/1/2019	250,000	259,267
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), Callable 6/1/2021 @ 100, 6.00%, 6/1/2028	250,000	281,377
University of Illinois, University & College Improvements, Revenue Bonds, Callable 4/1/2021 @ 100, 5.50%, 4/1/2031	100,000	108,754

		1,432,302

See accompanying notes which are an integral part of these schedules of investments.

Indiana 3.09%
Indiana Finance Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 11/1/2019 @ 100, 5.25%, 11/1/2039	250,000	263,595
Indiana Finance Authority, Hospital Revenue, Revenue Bonds, (OID), 5.75%, 5/1/2031	95,000	99,007
Indiana Finance Authority, Hospital Revenue, Revenue Bonds, (OID), Callable 5/1/2019 @ 100, 5.75%, 5/1/2031	20,000	20,848
Indiana Finance Authority, Refunding Revenue Bonds, (OID), Callable 12/1/2019 @ 100, 5.25%, 12/1/2038	265,000	280,338
Town of Munster, IN, Public Improvements, Tax Allocation Bonds, (OID), Callable 7/15/2021 @ 100, 5.125%, 1/15/2031	2,000,000	2,170,360

		2,834,148
Iowa 0.67%
Iowa Finance Authority, Revenue Bonds, (OID), Callable 8/15/2019 @ 100, 5.375%, 8/15/2029	300,000	314,991
State of Iowa, Revenue Bonds, Callable 6/1/2026 @ 100, 5.00%, 6/1/2027	250,000	296,483

		611,474
Kansas 0.29%
Kansas Development Finance Authority, Revenue Bonds, Callable 1/1/2020 @ 100, 5.00%, 1/1/2035	35,000	36,716
Kansas Development Finance Authority, Revenue Bonds, 5.00%, 1/1/2035	215,000	226,948

		263,664
Kentucky 0.38%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Revenue Bonds, (AGM), Callable 9/1/2020 @ 100, 5.00%, 9/1/2023	325,000	347,516

Louisiana 0.96%
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 2/1/2023 @ 100, 5.00%, 2/1/2035	100,000	109,771
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 2/1/2023 @ 100, 4.00%, 2/1/2048	500,000	509,215
Louisiana Public Facilities Authority Refunding Revenue Bonds, (OID), Callable 7/1/2019 @ 100, 6.00%, 7/1/2029	250,000	263,048

		882,034

See accompanying notes which are an integral part of these schedules of investments.

Maine 1.17%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (OID), Callable 7/1/2022 @ 100, 3.625%, 7/1/2041	500,000	504,985
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 3.60%, 11/15/2036	100,000	100,420
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2024 @ 100, 3.75%, 11/15/2044	100,000	99,996
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 4.50%, 11/15/2037	200,000	208,192
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 3.45%, 11/15/2032	100,000	101,020
Maine Turnpike Authority, Refunding Revenue Bonds, Callable 11/15/2022 @ 100, 5.00%, 7/1/2026	50,000	58,162

		1,072,775
Maryland 1.84%
Maryland Community Development Administration, State Single-Family Housing, Revenue Bonds, Callable 9/1/2018 @ 100, 4.75%, 9/1/2039	250,000	251,753
Maryland Economic Development Corporation, Port, Airport & Marina Improvements, Revenue Bonds, (OID), Callable 6/1/2020 @ 100, 5.375%, 6/1/2025	500,000	538,595
Maryland Economic Development Corporation, Port, Airport & Marina Improvements, Revenue Bonds, (OID), Callable 6/1/2020 @ 100, 5.75%, 6/1/2035	445,000	482,874
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 5/15/2020 @ 100, 4.625%, 5/15/2035	60,000	63,671
Montgomery County Housing Opportunities Commission, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 1/1/2022 @ 100, 3.625%, 7/1/2033	345,000	349,271

		1,686,164
Massachusetts 2.79%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, (OID), Callable 1/1/2020 @ 100, 5.20%, 1/1/2027	95,000	97,686
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, (OID), Callable 1/1/2020 @ 100, 5.25%, 1/1/2029	40,000	41,475

See accompanying notes which are an integral part of these schedules of investments.

Massachusetts Health & Educational Facilities Authority, Healthcare, Hospital & Nursing Home Improvements, Refunding Revenue Bonds, (OID), Callable 7/1/2020 @ 100, 5.00%, 7/1/2030	130,000	137,484
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 4.25%, 7/1/2018	150,000	150,580
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 6/1/2026 @ 100, 3.15%, 12/1/2026	120,000	122,514
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.75%, 12/1/2037	250,000	252,388
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2025 @ 100, 3.25%, 12/1/2036	575,000	553,875
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.25%, 12/1/2032	250,000	247,975
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2027 @ 100, 3.25%, 12/1/2032	200,000	195,874
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.55%, 12/1/2037	250,000	247,892
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 6/1/2019 @ 100, 4.85%, 12/1/2029	100,000	103,112
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 6/1/2019 @ 100, 5.125%, 12/1/2039	100,000	101,771
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (FHA) (INS), Callable 6/1/2020 @ 100, 5.25%, 12/1/2035	175,000	185,703
Massachusetts School Building Authority, Revenue Bonds, Callable 8/15/2025 @ 100, 5.00%, 8/15/2026	100,000	117,753

		2,556,082
Michigan 3.59%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, 6.00%, 12/1/2035	500,000	494,590
Michigan State Building Authority, Refunding Revenue Bonds, (OID), Callable 10/15/2021 @ 100, 5.20%, 10/15/2031	750,000	833,370
Michigan State Building Authority, Refunding Revenue Bonds, (OID), Callable 10/15/2021 @ 100, 5.375%, 10/15/2036	100,000	111,675
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, (GO OF AUTH), Callable 4/1/2022 @ 100, 4.50%, 10/1/2036	710,000	734,914
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes, Revenue Bonds, (OID), 6.00%, 6/1/2048	595,000	595,595
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Callable 6/1/2018 @ 100, 6.875%, 6/1/2042	250,000	252,363
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Callable 8/1/2019 @ 100, 6.375%, 8/1/2029	250,000	264,897

		3,287,404

See accompanying notes which are an integral part of these schedules of investments.

Mississippi 0.28%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 1/1/2020 @ 100, 5.25%, 1/1/2030	250,000	260,520

Missouri 1.06%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, (OID), Callable 10/1/2019 @ 100, 5.875%, 10/1/2036	275,000	284,837
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2022 @ 100, 3.75%, 11/15/2039	100,000	100,545
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2022 @ 100, 4.00%, 11/15/2045	500,000	516,130
Missouri Housing Development Commission, State Single-Family Housing Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 9/1/2019 @ 100, 4.70%, 3/1/2035	65,000	67,353

		968,865
Nebraska 0.30%
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Callable 1/1/2022 @ 100, 5.00%, 1/1/2025	250,000	274,925

Nevada 0.92%
City of Reno, NV, Revenue Bonds, (AMBAC) (OID), Callable 6/1/2018 @ 100, 5.50%, 6/1/2028	5,000	5,029
City of Reno, NV, Revenue Bonds, (AMBAC) (OID), 5.50%, 6/1/2028	45,000	45,287
Nevada Housing Division, State Single-Family Housing, Revenue Bonds, (Ginnie Mae), Callable 4/1/2020 @ 100, 4.40%, 4/1/2027	30,000	30,574
Nevada System of Higher Education, Certification of Participation, Callable 7/1/2026 @ 100, 4.00%, 7/1/2027	700,000	762,510

		843,400
New Hampshire 0.12%
New Hampshire Health and Education Facilities Authority Act, Refunding Revenue Bonds, (FHA), Callable 10/1/2019 @ 100, 6.25%, 4/1/2026	100,000	106,334

See accompanying notes which are an integral part of these schedules of investments.

New Jersey 8.78%
Borough of Seaside Heights, NJ, General Obligation Unlimited, Callable 4/1/2025 @ 100, 4.00%, 4/1/2026	125,000	133,730
Essex County Improvement Authority, Public Improvements, Revenue Bonds, (AGM) (OID), Callable 11/1/2020 @ 100, 5.75%, 11/1/2030	250,000	272,118
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/1/2025	150,000	174,659
New Jersey Economic Development Authority, Refunding Revenue Bonds, (State Appropriation) (OID), Callable 3/1/2021 @ 100, 5.25%, 9/1/2026	420,000	443,381
New Jersey Economic Development Authority, Revenue Bonds, Callable 3/1/2022 @ 100, 5.00%, 3/1/2025	1,000,000	1,066,790
New Jersey Economic Development Authority, School Improvements, Refunding Revenue Bonds, Callable 3/1/2023 @ 100, 5.00%, 3/1/2031	300,000	315,981
New Jersey Economic Development Authority, School Improvements, Revenue Bonds, Callable 6/15/2020 @ 100, 5.00%, 12/15/2032	100,000	103,424
New Jersey Economic Development Authority, University & College Improvements, Revenue Bonds, Callable 6/15/2023 @ 100, 5.00%, 6/15/2030	250,000	280,160
New Jersey Health Care Facilities Financing Authority, Hospital Improvements, Revenue Bonds, (State Appropriation) (OID), Callable 10/1/2019 @ 100, 5.75%, 10/1/2031	545,000	572,217
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), Callable 7/1/2018 @ 100, 5.00%, 7/1/2027	15,000	15,126
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), Callable 7/1/2021 @ 100, 6.00%, 7/1/2037	200,000	226,014
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), 5.00%, 7/1/2027	260,000	262,197
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/1/2020 @ 100, 5.00%, 12/1/2036	65,000	68,572
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/1/2019 @ 100, 5.25%, 12/1/2028	135,000	141,233
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/1/2019 @ 100, 5.25%, 12/1/2032	100,000	104,277
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.90%, 11/1/2050	175,000	176,368
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.50%, 11/1/2036	500,000	500,980

See accompanying notes which are an integral part of these schedules of investments.

New Jersey Housing & Mortgage Finance Agency, State Single-Family Housing, Revenue Bonds, Callable 4/1/2019 @ 100, 5.00%, 10/1/2034	65,000	66,519
New Jersey Transportation Trust Fund Authority, Revenue Bonds, 5.00%, 6/15/2021	150,000	160,312
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Callable 6/15/2022 @ 100, 5.00%, 6/15/2038	1,000,000	1,041,000
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, (State Appropriation), Callable 6/15/2021 @ 100, 5.00%, 6/15/2022	150,000	160,312
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, (State Appropriation) (OID), Callable 6/15/2021 @ 100, 5.25%, 6/15/2031	220,000	233,741
New Jersey Turnpike Authority, Highway Improvements, Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 1/1/2031	200,000	224,728
New Jersey Turnpike Authority, Revenue Bonds, Callable 1/1/2023 @ 100, 5.00%, 1/1/2029	500,000	553,690
State of New Jersey, Public Improvements, General Obligation Unlimited, Callable 6/1/2025 @ 100, 4.00%, 6/1/2034	250,000	252,160
Tenafly School District, Refunding Bonds, General Obligation Unlimited, (OID), Callable 7/15/2022 @ 100, 3.00%, 7/15/2029	250,000	246,923
Tenafly School District, Refunding Bonds, General Obligation Unlimited, (OID), Callable 7/15/2022 @ 100, 3.00%, 7/15/2030	250,000	246,448

		8,043,060
New Mexico 1.71%
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue bonds, (OID), Callable 8/1/2022 @ 100, 4.00%, 8/1/2042	500,000	509,535
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 8/1/2019 @ 100, 5.125%, 8/1/2035	445,000	465,457
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, (OID), Callable 8/1/2019 @ 100, 5.00%, 8/1/2039	225,000	234,974
New Mexico Mortgage Finance Authority, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), Callable 3/1/2022 @ 100, 3.25%, 9/1/2027	110,000	111,209
New Mexico Mortgage Finance Authority, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), Callable 3/1/2022 @ 100, 3.55%, 9/1/2032	170,000	172,104
Village of Los Ranchos de Albuquerque, NM, Refunding Revenue Bonds, (OID), Callable 9/1/2020 @ 100, 4.50%, 9/1/2040	75,000	77,490

		1,570,769

See accompanying notes which are an integral part of these schedules of investments.

New York 19.56%
Hudson Yards Infrastructure Corporation, Public Improvements, Revenue Bonds, Callable 2/15/2021 @ 100, 5.75%, 2/15/2047	95,000	103,541
Hudson Yards Infrastructure Corporation, Public Improvements, Revenue Bonds, 5.75%, 2/15/2047	155,000	171,797
Hudson Yards Infrastructure Corporation, Revenue Bonds, Callable 2/15/2021 @ 100, 5.25%, 2/15/2047	190,000	203,382
Hudson Yards Infrastructure Corporation, Revenue Bonds, 5.25%, 2/15/2047	10,000	10,960
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, (AGM), Callable 5/1/2021 @ 100, 5.00%, 5/1/2036	125,000	136,883
Metropolitan Transportation Authority, Refunding Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	290,813
Metropolitan Transportation Authority, Refunding Revenue Bonds, Callable 11/15/2023 @ 100, 5.25%, 11/15/2028	50,000	58,389
Metropolitan Transportation Authority, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2035	250,000	292,175
Metropolitan Transportation Authority, Revenue Bonds, 5.00%, 11/15/2028	250,000	298,935
Metropolitan Transportation Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.25%, 11/15/2028	500,000	591,765
Metropolitan Transportation Authority, Revenue Bonds, (OID), 4.75%, 11/15/2036	140,000	154,396
Metropolitan Transportation Authority, Revenue Bonds, (OID), 4.75%, 11/15/2036	110,000	117,993
Metropolitan Transportation Authority, Transit Improvements, Refunding Revenue Bonds, Callable 5/15/2023 @ 100, 5.00%, 11/15/2028	250,000	295,693
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 5/15/2023 @ 100, 5.00%, 11/15/2033	100,000	111,122
Monroe County Industrial Development Corporation, Hospital Improvements, Revenue Bonds, (INS), Callable 2/15/2021 @ 100, 5.75%, 8/15/2035	250,000	278,355
New York City Housing Development Corporation, Local Multi-Family Housing Revenue Bonds, Callable 5/1/2019 @ 100, 4.85%, 5/1/2041	250,000	257,353
New York City Housing Development Corporation, Local Multi-Family Housing Revenue Bonds, Callable 11/1/2020 @ 100, 4.75%, 5/1/2041	250,000	260,770

See accompanying notes which are an integral part of these schedules of investments.

New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 5/1/2020 @ 100, 4.85%, 11/1/2035	250,000	262,857
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 3/16/2020 @ 100, 4.90%, 11/1/2040	250,000	256,500
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 5/1/2019 @ 100, 4.60%, 11/1/2029	100,000	101,629
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 5/1/2019 @ 100, 4.75%, 11/1/2029	100,000	101,787
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 11/1/2019 @ 100, 4.95%, 5/1/2047	500,000	522,230
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, 5.00%, 5/1/2020	150,000	159,997
New York City Housing Development Corporation, Refunding Revenue Bonds, Callable 5/1/2019 @ 100, 4.80%, 5/1/2036	250,000	254,198
New York City Housing Development Corporation, Revenue Bonds, Callable 5/1/2025 @ 100, 3.10%, 11/1/2032	250,000	245,385
New York City Housing Development Corporation, Revenue Bonds, Callable 11/1/2025 @ 100, 3.60%, 11/1/2031	250,000	254,147
New York City Housing Development Corporation, Revenue Bonds, Callable 2/1/2026 @ 100, 3.50%, 11/1/2032	150,000	151,636
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC), 5.00%, 3/1/2031	145,000	145,974
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC), 5.00%, 3/1/2046	1,500,000	1,507,725
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC) (OID), 4.50%, 3/1/2039	100,000	100,080
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (NATL-RE), 5.00%, 3/1/2036	115,000	115,547
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (OID), Callable 1/1/2019 @ 100, 6.50%, 1/1/2046	650,000	672,418
New York City Transitional Finance Authority Building Aid Revenue, Public Improvements, Revenue Bonds, (State Aid Withholding), Callable 1/15/2025 @ 100, 5.00%, 7/15/2027	250,000	288,260
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, 5.00%, 7/15/2031	750,000	864,645

See accompanying notes which are an integral part of these schedules of investments.

New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, (State Aid Withholding), Callable 1/15/2025 @ 100, 5.00%, 7/15/2035	500,000	562,575
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Revenue Bonds, (State Aid Withholding) (OID), Callable 1/15/2019 @ 100, 5.375%, 1/15/2034	250,000	257,450
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2024	100,000	116,132
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2026 @ 100, 4.00%, 8/1/2035	100,000	105,057
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 11/1/2020 @ 100, 5.00%, 8/1/2021	100,000	110,118
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2023	100,000	114,217
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2025 @ 100, 5.00%, 8/1/2027	25,000	29,106
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, (OID), Callable 11/1/2020 @ 100, 5.00%, 11/1/2033	500,000	536,975
New York City Water & Sewer System, Refunding Revenue Bonds, Callable 12/15/2021 @ 100, 5.00%, 6/15/2045	250,000	273,152
New York City Water & Sewer System, Revenue Bonds, Callable 6/15/2027 @ 100, 5.00%, 6/15/2032	100,000	117,642
New York Liberty Development Corporation, Refunding Revenue Bonds, Callable 1/15/2020 @ 100, 5.625%, 7/15/2047	250,000	266,610
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid Withholding), Callable 10/1/2022 @ 100, 3.25%, 4/1/2031	280,000	281,865
New York State Dormitory Authority, Revenue Bonds, 5.00%, 5/15/2020	100,000	106,917
New York State Dormitory Authority, Revenue Bonds, 5.00%, 8/15/2021	100,000	110,165
New York State Dormitory Authority, Revenue Bonds, 4.75%, 10/1/2040	5,000	5,258
New York State Dormitory Authority, Revenue Bonds, 4.75%, 10/1/2040	160,000	171,950
New York State Dormitory Authority, Revenue Bonds, 5.00%, 5/15/2022	165,000	184,742

See accompanying notes which are an integral part of these schedules of investments.

New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2025 @ 100, 5.00%, 7/1/2037	385,000	437,468
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, (INS) (OID), Callable 7/1/2019 @ 100, 5.25%, 7/1/2033	200,000	208,726
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, (OID), Callable 7/1/2021 @ 100, 5.25%, 7/1/2031	40,000	44,302
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 5/1/2019 @ 100, 4.80%, 11/1/2034	250,000	256,255
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 5/1/2020 @ 100, 4.85%, 11/1/2036	100,000	102,700
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 5/1/2019 @ 100, 4.85%, 11/1/2041	205,000	208,245
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 5/1/2019 @ 100, 5.00%, 11/1/2045	150,000	152,037
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (SONYMA), Callable 5/1/2020 @ 100, 4.75%, 5/1/2031	200,000	207,568
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (SONYMA), Callable 5/1/2020 @ 100, 5.20%, 5/1/2042	500,000	523,120
New York State Thruway Authority, Revenue Bonds, Callable 1/1/2026 @ 100, 4.00%, 1/1/2037	100,000	103,362
New York State Urban Development Corporation, Public Improvements, Revenue Bonds, 5.00%, 3/15/2020	100,000	106,263
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2030	250,000	298,173
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	291,493
State of New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, 5.00%, 4/1/2018	50,000	50,000
State of New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Callable 10/1/2021 @ 100, 3.75%, 10/1/2032	1,000,000	1,013,420
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2023	100,000	115,287
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2035	250,000	287,113
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2040	310,000	353,967
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2021	50,000	55,577
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2027	100,000	119,148

		17,923,492

See accompanying notes which are an integral part of these schedules of investments.

North Carolina 0.85%
Charlotte-Mecklenburg Hospital Authority/The, Refunding Revenue Bonds, (OID), Callable 1/15/2019 @ 100, 5.25%, 1/15/2034	100,000	102,685
North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, (OID), Callable 1/1/2019 @ 100, 4.50%, 1/1/2022	250,000	255,375
North Carolina Turnpike Authority, Highway Improvements, Revenue Bonds, (OID), Callable 1/1/2019 @ 100, 5.75%, 1/1/2039	200,000	206,142
University of North Carolina at Charlotte/The, Revenue Bonds, Callable 10/1/2027 @ 100, 4.00%, 10/1/2037	100,000	105,332
University of North Carolina at Charlotte/The, University & College Improvements, Revenue Bonds, Callable 4/1/2025 @ 100, 5.00%, 4/1/2040	100,000	112,669

		782,203
North Dakota 0.11%
City of Bismarck, ND, Sanitary Sewer Revenue, Revenue Bonds, Callable 5/1/2025 @ 100, 3.00%, 5/1/2029	100,000	99,718

Ohio 0.83%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, 6.50%, 6/1/2047	80,000	80,501
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, (OID), 6.00%, 6/1/2042	420,000	417,379
Ohio Higher Educational Facility Commission, Revenue Bonds, (OID), Callable 7/1/2020 @ 100, 5.00%, 7/1/2044	165,000	172,910
Ohio Higher Educational Facility Commission, Revenue Bonds, (OID), 5.00%, 7/1/2044	85,000	90,993

		761,783
Oklahoma 0.28%
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Callable 1/1/2023 @ 100, 4.00%, 1/1/2047	250,000	254,205

Oregon 0.39%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, (AGM), Callable 8/15/2020 @ 100, 5.00%, 8/15/2021	100,000	106,995
Oregon Health & Science University, Refunding Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2032	35,000	38,635
Oregon State Facilities Authority, Refunding Revenue Bonds, Callable 11/1/2019 @ 100, 5.00%, 11/1/2039	200,000	206,866

		352,496

See accompanying notes which are an integral part of these schedules of investments.

Pennsylvania 5.28%
Allegheny County Sanitary Authority, Sewer Improvements, Revenue Bonds, Callable 12/1/2023 @ 100, 5.25%, 12/1/2044	500,000	558,430
City of Philadelphia, PA, Refunding Bonds, General Obligation Unlimited, (AGM) (OID), Callable 8/1/2020 @ 100, 5.25%, 8/1/2026	135,000	145,600
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/1/2022 @ 100, 5.00%, 5/1/2037	100,000	105,296
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/1/2022 @ 100, 5.00%, 5/1/2042	100,000	104,312
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds (OID), Callable 11/1/2022 @ 100, 4.00%, 5/1/2032	100,000	99,571
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds (OID), Callable 8/15/2021 @ 100, 5.25%, 8/15/2026	240,000	266,511
Pennsylvania Housing Finance Agency, Revenue Bonds, Callable 4/1/2027 @ 100, 3.65%, 10/1/2042	100,000	99,839
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2035	125,000	144,566
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2034	190,000	220,356
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2036	100,000	115,411
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Callable 12/1/2022 @ 100, 5.00%, 12/1/2043	1,500,000	1,634,310
Pennsylvania Turnpike Commission, Revenue Bonds, Callable 12/1/2025 @ 100, 5.00%, 12/1/2045	500,000	543,340
Pennsylvania Turnpike Commission, Revenue Bonds, 5.25%, 7/15/2028	150,000	178,059
Philadelphia Municipal Authority, Public Improvements, Revenue bonds, (OID), Callable 4/1/2019 @ 100, 6.375%, 4/1/2029	250,000	261,705
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, (OID), Callable 4/1/2019 @ 100, 6.50%, 4/1/2039	100,000	104,754
West View Municipal Authority Water Revenue, Water Utility Improvements, Revenue Bonds, (OID), Callable 11/15/2024 @ 100, 4.00%, 11/15/2043	250,000	258,365

		4,840,425

See accompanying notes which are an integral part of these schedules of investments.

Puerto Rico 1.11%
Commonwealth of Puerto Rico, General Obligation Unlimited, (AGM) (OID), Callable 7/1/2021 @ 100, 5.25%, 7/1/2026	100,000	103,916
Commonwealth of Puerto Rico, General Obligation Unlimited, (NATL-RE), 5.50%, 7/1/2019	500,000	505,350
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited (AGM), Callable 1/1/2020 @ 100, 5.00%, 7/1/2031	200,000	206,872
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, 5.00%, 7/1/2022	250,000	198,438

		1,014,576
Rhode Island 1.52%
Rhode Island Housing & Mortgage Finance Corporation, Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 4.10%, 10/1/2037	80,000	80,602
Rhode Island Housing & Mortgage Finance Corporation, Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 3.45%, 4/1/2026	500,000	513,915
Rhode Island Housing & Mortgage Finance Corporation, State Single-Family Housing, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 4/1/2022 @ 100, 3.45%, 4/1/2035	235,000	234,993
Rhode Island Student Loan Authority, Refunding Revenue Bonds, Callable 12/1/2019 @ 100, 6.35%, 12/1/2030	500,000	529,930
Rhode Island Turnpike & Bridge Authority, Highway Improvements, Revenue Bonds, (OID), Callable 12/1/2020 @ 100, 5.00%, 12/1/2039	35,000	37,266

		1,396,706
South Carolina 0.06%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, (OID), Callable 8/1/2019 @ 100, 5.75%, 8/1/2039	50,000	51,675

South Dakota 0.42%
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 3.125%, 11/1/2036	150,000	147,605
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 2.45%, 5/1/2027	250,000	241,270

		388,875
Tennessee 0.46%
City of Memphis, TN, General Obligation Unlimited, Callable 4/1/2024 @ 100, 5.00%, 4/1/2044	100,000	111,770
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, Callable 7/1/2020 @ 100, 5.00%, 7/1/2026	200,000	212,418
Tennessee Housing Development Agency, Revenue Bonds, Callable 1/1/2027 @ 100, 3.40%, 7/1/2037	100,000	100,072

		424,260

See accompanying notes which are an integral part of these schedules of investments.

Texas 5.01%
City of Houston, TX, Refunding Revenue Bonds, Callable 9/1/2021 @ 100, 5.25%, 9/1/2029	500,000	547,080
City Public Service Board of San Antonio, TX, Revenue Bonds, Callable 8/1/2026 @ 100, 5.00%, 2/1/2032	250,000	291,197
Clifton Higher Education Finance Corporation, School Improvements, Refunding Revenue Bonds, 4.00%, 8/15/2044	500,000	514,430
Comal Independent School District, School Improvements, General Obligation Unlimited, Callable 2/1/2026 @ 100, 4.00%, 2/1/2034	250,000	265,345
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds, Callable 3/1/2022 @ 100, 4.00%, 3/1/2046	250,000	257,015
Harris County Cultural Education Facilities Finance Corporation, Refunding Revenue Bonds, 5.00%, 10/1/2019	120,000	125,692
Harris County Cultural Education Facilities Finance Corporation, Refunding Revenue Bonds, (OID), Callable 10/1/2019 @ 100, 4.75%, 10/1/2025	175,000	182,130
Harris County Cultural Education Facilities Finance Corporation, Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 11/15/2030	1,130,000	1,198,286
North Texas Tollway Authority, Refunding Revenue Bonds, (OID), Callable 1/1/2021 @ 100, 6.00%, 1/1/2038	100,000	111,166
San Antonio Public Facilities Corporation, Public Improvements, Refunding Revenue Bonds, (OID), Callable 9/15/2022 @ 100, 4.00%, 9/15/2042	250,000	257,497
Tarrant County Cultural Education Facilities Finance Corporation, Hospital Improvements, Revenue Bonds, (OID), Callable 9/1/2019 @ 100, 5.125%, 9/1/2025	100,000	104,197
Tarrant County Cultural Education Facilities Finance Corporation, Hospital Improvements, Revenue Bonds, (OID), 4.50%, 9/1/2019	100,000	103,730
Tarrant County Health Facilities Development Corporation, Hospital Improvements, Revenue Bonds, Callable 12/1/2019 @ 100, 5.00%, 12/1/2023	100,000	105,110
Texas A&M University, Refunding Revenue Bonds, Callable 5/15/2020 @ 100, 5.00%, 5/15/2039	100,000	106,895
Texas Public Finance Authority, Revenue Bonds, Callable 12/1/2026 @ 100, 4.00%, 12/1/2031	200,000	212,324
White Oak, TX, Independent School District, General Obligation Unlimited, Callable 2/15/2027 @ 100, 4.00%, 2/15/2029	190,000	205,306

		4,587,400

See accompanying notes which are an integral part of these schedules of investments.

Utah 0.36%
University of Utah/The, University & College Improvements, Revenue Bonds, Callable 8/1/2023 @ 100, 5.00%, 8/1/2043	250,000	286,627
Utah Housing Corporation, State Single-Family Housing, Revenue Bonds, Callable 1/1/2021 @ 100, 5.25%, 1/1/2025	15,000	15,133
Utah Housing Corporation, State Single-Family Housing, Revenue Bonds, Callable 1/1/2021 @ 100, 5.75%, 1/1/2033	25,000	25,817

		327,577
Vermont 0.27%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 8/15/2022 @ 100, 3.75%, 8/15/2037	245,000	247,254

Virgin Islands 0.08%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Callable 10/1/2019 @ 100, 5.00%, 10/1/2025	100,000	75,500

Virginia 0.54%
Virginia Housing Development Authority, State Single-Family Housing, Revenue Bonds, Callable 4/1/2020 @ 100, 4.50%, 10/1/2045	215,000	223,017
Virginia Resources Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 4.00%, 11/1/2033	250,000	267,528

		490,545
Washington 2.05%
Spokane Public Facilities District, Public Improvements, Revenue Bonds, Callable 6/1/2023 @ 100, 5.00%, 5/1/2043	1,000,000	1,092,930
Washington Health Care Facilities Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 10/1/2019 @ 100, 5.625%, 10/1/2038	500,000	529,370
Washington Health Care Facilities Authority, Revenue Bonds, Callable 11/1/2019 @ 100, 5.00%, 11/1/2028	250,000	260,000

		1,882,300
West Virginia 0.51%
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, 5.00%, 9/1/2019	250,000	260,025
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 9/1/2019 @ 100, 5.625%, 9/1/2032	200,000	208,154

		468,179

See accompanying notes which are an integral part of these schedules of investments.

Wisconsin 0.09%
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing, Revenue Bonds, (OID), Callable 5/1/2020 @ 100, 5.625%, 11/1/2035	80,000	82,904

Wyoming 0.53%
Wyoming Community Development Authority, State Single-Family Housing, Revenue Bonds, Callable 5/1/2020 @ 100, 3.70%, 6/1/2039	485,000	489,244

Total Municipal Bonds (Cost $88,095,395)		90,654,903

	Shares	Market Value
Money Market Funds 0.33%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 1.58%(a)	$299,558	299,558

Total Money Market Funds (Cost $299,558)		299,558

Total Investments — 99.26% (Cost $88,394,953)		90,954,461
Other Assets in Excess of Liabilities — 0.74%		675,292

NET ASSETS - 100.00%		$91,629,753

(a)	Rate disclosed is the seven day effective yield as of March 31, 2018.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BHAC-CR — Berkshire Hathaway Assurance Corp. Custodial Receipts

FGIC — Financial Guaranty Insurance Co.

FHA — Insured by Federal Housing Administration

GO — General Obligation

GTD — Guaranteed

INS — Insured

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

SONYMA – State of New York Mortgage Agency

See accompanying notes which are an integral part of these schedules of investments.

At March 31, 2018, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$3,187,808
Gross unrealized depreciation	(630,576)

Net unrealized appreciation	$2,557,232
Aggregate cost of securities for income tax purposes	$88,397,229

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | MARCH 31, 2018 (UNAUDITED)

	Shares	Market Value
Common Stocks 6.51%

Energy 4.19%
Andeavor Logistics LP	6,405	$287,008
Buckeye Partners LP	8,903	332,883
CNX Midstream Partners LP	8,500	156,315
Enbridge Energy Partners LP	22,519	217,083
Energy Transfer Partners LP	50,446	818,234
EnLink Midstream Partners LP	33,865	462,596
Enterprise Products Partners LP	42,400	1,037,952
Global Partners LP	7,215	110,750
Magellan Midstream Partners LP	11,700	682,695
MPLX LP	32,000	1,057,280
Plains All American Pipeline LP	3,200	70,496
Spectra Energy Partners LP	20,000	672,800
Targa Resources Corporation	12,739	560,516
TC PipeLines LP	7,195	249,595
USA Compression Partners LP	12,796	216,636
Western Gas Partners LP	18,750	800,063

		7,732,902
Financials 0.12%
Blackstone Group LP (The)	7,100	226,845

Real Estate Investment Trusts 1.59%
Apple Hospitality REIT, Inc.	32,539	571,710
Blackstone Mortgage Trust, Inc., Class A	11,565	363,372
City Office REIT, Inc.	20,000	231,200
DiamondRock Hospitality Company	25,953	270,950
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	52,792	1,029,444
Pebblebrook Hotel Trust	8,806	302,486
Spirit Realty Capital, Inc.	20,000	155,200

		2,924,362
Telecommunication Services 0.61%
AT&T, Inc.	18,000	641,700
Verizon Communications, Inc.	10,000	478,200

		1,119,900
Total Common Stocks (Cost $13,951,902)		12,004,009

See accompanying notes which are an integral part of these schedules of investments.

	Shares	Market Value
Preferred Stocks 8.61%

Financials 2.11%
Aegon NV, 8.00%	12,900	341,979
American Financial Group, Inc., 6.00%	8,700	226,026
Arch Capital Group Ltd., 5.25%	20,000	485,400
Bank of New York Mellon Corporation (The), 5.20%	8,700	219,240
First Republic Bank, 5.70%	9,000	232,650
Hancock Holding Company, 5.95%	3,700	93,795
JPMorgan Chase & Company, 5.45%	4,480	112,941
JPMorgan Chase & Company, 6.30%	8,750	228,550
KKR & Company LP, Series B, 6.50%	10,000	261,500
PNC Financial Services Group, Inc. (The), 5.38%	4,250	106,632
State Street Corp., 5.25%	8,050	201,813
State Street Corp., 5.35%	1,000	26,790
Torchmark Corporation, 6.13%	10,000	264,900
U.S. Bancorp, 6.50%	7,300	203,889
Wells Fargo & Company, 5.20%	15,850	388,484
Wells Fargo & Company, 5.70%	20,000	504,000

		3,898,589
Industrials 0.36%
Pitney Bowes, Inc., 6.70%	5,700	141,930
Stanley Black & Decker, Inc., 5.75%	20,687	520,899

		662,829
Real Estate Investment Trusts 3.98%
DDR Corporation, 6.50%	9,184	212,242
Digital Realty Trust, Inc., 6.35%	25,450	674,425
Federal Realty Investment Trust, 5.00%	7,500	170,925
Kimco Realty Corporation, 5.50%	39,809	923,569
Kimco Realty Corporation, 5.63%	24,367	567,264
Kimco Realty Corporation, 6.00%	14,214	351,939
National Retail Properties, Inc., 5.20%	25,000	579,250
PS Business Parks, Inc., 5.20%	4,000	92,160

See accompanying notes which are an integral part of these schedules of investments.

PS Business Parks, Inc., 5.25%	10,000	234,200
PS Business Parks, Inc., 5.70%	6,498	162,125
PS Business Parks, Inc., Series W, 5.20%	10,000	237,700
Public Storage, 4.90%	20,000	468,200
Public Storage, 4.95%	20,000	475,000
Public Storage, 5.13%	10,000	248,900
Public Storage, 5.88%	7,076	182,915
Senior Housing Properties Trust, 5.63%	26,660	664,900
Taubman Centers, Inc., 6.25%	13,046	313,626
Taubman Centers, Inc., 6.50%	9,416	232,104
Ventas Capital Corporation, 5.45%	10,000	249,400
Vornado Realty Trust, 5.40%	12,298	295,152

		7,335,996
Utilities 2.16%
Dominion Resources, Inc., 5.25%	20,000	484,800
DTE Energy Company, 5.38%	10,000	246,700
DTE Energy Company, 6.00%	20,000	523,000
Duke Energy Corporation, 5.13%	9,030	229,723
Entergy Arkansas, Inc., 4.88%	20,000	482,200
Entergy Louisiana LLC, 4.88%	10,000	241,000
Entergy Mississippi, Inc., 4.90%	30,000	734,400
NextEra Energy Capital Holdings, Inc., 5.00%	6,700	165,892
NextEra Energy Capital Holdings, Inc., 5.25%	15,000	373,650
Southern Company, 5.25%	20,000	491,800

		3,973,165
Total Preferred Stocks (Cost $16,121,849)		15,870,579

See accompanying notes which are an integral part of these schedules of investments.

	Principal Amount
Collateralized Mortgage Obligations 0.12%
CHL Mortgage Pass-Through Trust, 2005-21, A27, 5.50%, 10/25/2035	$40,580	38,659
CHL Mortgage Pass-Through Trust, 2005-21, A7, 5.50%, 10/25/2035	43,870	41,794
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 2/25/2035	134,894	135,247

Total Collateralized Mortgage Obligations (Cost $151,926)		215,700

Corporate Bonds 9.09%
Bank of New York Mellon Corporation (The), 4.625%, 12/20/2049	500,000	488,750
Choice Hotel International, Inc., 5.70%, 8/28/2020	200,000	207,250
Digital Realty Trust, L.P., 5.875%, 2/1/2020	1,000,000	1,043,843
Dow Chemical Company (The), 3.05%, 2/15/2022	1,000,000	998,481
Duke Realty LP, 4.375%, 6/15/2022	250,000	259,094
Entergy Texas, Inc., 5.15%, 6/1/2045	100,000	104,257
Exelon Generation Company LLC, 5.60%, 6/15/2042(a)(b)	400,000	370,570
Fifth Third Bancorp, 8.25%, 3/1/2038	250,000	359,809
General Electric Company, 5.00%, 12/29/2049	1,765,000	1,749,556
Goldman Sachs Group, Inc. (The), 6.45%, 5/1/2036	500,000	609,243
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037	1,350,000	1,694,149
Hospitality Properties Trust, 4.50%, 3/15/2025	500,000	505,904
Kinder Morgan Energy Partners LP, 6.50%, 2/1/2037	250,000	283,061
MetLife, Inc., 9.25%, 4/8/2038(a)	1,500,000	2,047,500
MetLife, Inc., 10.75%, 8/1/2039	1,000,000	1,572,500
National Retail Properties, Inc., 5.50%, 7/15/2021	350,000	373,457
Noble Holding International Limited, 6.05%, 3/1/2041	1,000,000	660,000
PECO Energy Capital Trust IV, 5.75%, 6/15/2033	1,000,000	1,053,729
Qwest Corporation, 7.125%, 11/15/2043	1,000,000	989,414
SL Green Realty Corporation, 7.75%, 3/15/2020	1,000,000	1,086,209
Valero Energy Corp., 8.75%, 6/15/2030	224,000	304,402

Total Corporate Bonds (Cost $16,049,140)		16,761,178

Municipal Bonds 74.80%

Alabama 3.17%
Health Care Authority for Baptist Health (The), Refunding Revenue Bonds, 5.50%, 11/15/2043	4,000,000	4,529,560
University of Alabama (The), University & College Improvements, Build America Revenue Bonds, Callable 6/1/2020 @ 100, 6.125%, 6/1/2042	500,000	537,060
University of Alabama (The), University & College Improvements, Build America Revenue Bonds, Callable 6/1/2020 @ 100, 6.125%, 6/1/2039	715,000	767,331

		5,833,951

See accompanying notes which are an integral part of these schedules of investments.

Arizona 1.57%
Arizona School Facilities Board, School Improvements, Certificate of Participation, 6.00%, 9/1/2027	225,000	261,538
Northern Arizona University, University & College Improvements, Build America Revenue Bonds, Callable 8/1/2020 @ 100, 5.92%, 8/1/2022	1,365,000	1,452,933
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 8/1/2020 @ 100, 6.643%, 8/1/2044	1,085,000	1,170,574

		2,885,045
California 6.59%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 2/1/2026	465,000	545,543
Bay Area Toll Authority, Highway Improvements, Build America Revenue Bonds, 6.918%, 4/1/2040	250,000	349,122
City & County of San Francisco, CA, General Obligation Unlimited, Callable 6/1/2023 @ 100, 6.26%, 6/15/2030	450,000	565,461
City of Tulare, CA, Sewer Revenue, Sewer Improvements, General Obligation Unlimited, Callable 11/15/2019 @ 100, 8.75%, 11/15/2044	1,000,000	1,092,650
Colton Joint Unified School District, School Improvements, General Obligation Unlimited, 6.008%, 8/1/2026	1,000,000	1,112,870
County of San Bernardino, CA, Refunding Revenue Bonds, 6.02%, 8/1/2023	190,000	200,767
Oakland Redevelopment Agency Successor Agency, Economic Improvements, Tax Allocation, 8.50%, 9/1/2020	500,000	526,175
Peralta Community College District, Refunding Revenue Bonds, 6.909%, 8/1/2025	500,000	595,415
Peralta Community College District, Refunding Revenue Bonds, 7.309%, 8/1/2031	1,310,000	1,637,186
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.053%, 2/1/2023	1,000,000	1,178,060
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.253%, 2/1/2026	500,000	619,110
State of California, Recreational Facility, water Facility & Correctional Facility Improvements, Build America Bonds, General Obligation Unlimited, (OID), 6.875%, 11/1/2026	1,000,000	1,265,200
University of California, Revenue Bonds, Callable 5/15/2030 @ 100, 6.296%, 5/15/2050	510,000	610,429
University of California, University & College Improvements, Refunding Revenue Bonds, Callable 2/15/2020 @ 100, 3.659%, 5/15/2027	250,000	254,120
West Contra Costa Unified School District, School Improvements, General Obligation Unlimited, 6.25%, 8/1/2030	1,250,000	1,557,850

		12,109,958

See accompanying notes which are an integral part of these schedules of investments.

Colorado 1.12%
Adams State University, University & College Improvements, Build America Revenue Bonds, (State Higher Education Intercept Program) (OID), Callable 5/15/2019 @ 100, 6.47%, 5/15/2038	250,000	259,292
City of Brighton, CO, Public Improvements, Build America Bonds, Certificate of Participation, (AGM) (OID), Callable 12/1/2020 @ 100, 6.75%, 12/1/2035	250,000	267,135
Colorado Mesa University, University & College Improvements, Build America Revenue Bonds, (State Higher Education Intercept Program), 6.746%, 5/15/2042	1,000,000	1,295,220
County of Gunnison, CO, Public Improvements, Build America Bonds, Certificate of Participation, Callable 7/15/2020 @ 100, 5.95%, 7/15/2030	250,000	264,682

		2,086,329
Connecticut 1.06%
City of Bridgeport, CT, School Improvements, Build America Bonds, General Obligation Unlimited, (AGM), Callable 8/15/2020 @ 100, 6.571%, 8/15/2028	1,000,000	1,085,100
City of Waterbury, CT, Public Improvements, General Obligation Unlimited, (AGM), Callable 9/1/2020 @ 100, 6.098%, 9/1/2030	500,000	532,885
State of Connecticut, General Obligation Unlimited, Callable 6/15/2025 @ 100, 5.85%, 3/15/2032	280,000	331,646

		1,949,631
District of Columbia 0.29%
Washington Metropolitan Area Transit Authority, Transit Improvements, Build America Revenue Bonds, (OID), Callable 7/1/2019 @ 100, 7.00%, 7/1/2034	500,000	526,455

Florida 4.29%
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, (AGM), Callable 7/1/2020 @ 100, 6.275%, 7/1/2040	200,000	210,712
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, (AGM), Callable 7/1/2020 @ 100, 6.025%, 7/1/2030	100,000	104,765
City of Miami Gardens, FL, Public Improvements, Build America Bonds, Certificate of Participation, 7.17%, 6/1/2026	1,250,000	1,419,688

See accompanying notes which are an integral part of these schedules of investments.

City of Oakland Park, FL Water & Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, (AGM), Callable 9/1/2020 @ 100, 6.143%, 9/1/2035	300,000	323,631
City of Orlando, FL, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/1/2019 @ 100, 6.85%, 10/1/2029	250,000	266,543
City of Orlando, FL, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/1/2019 @ 100, 7.10%, 10/1/2039	165,000	176,162
City of Tallahassee, FL, Utility System Revenue, Build America Revenue Bonds, 5.218%, 10/1/2040	300,000	357,807
County of Miami-Dade, FL Transit System, Transit Improvements, Build America Revenue Bonds, 5.534%, 7/1/2032	500,000	558,535
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 4/1/2040	1,000,000	1,332,250
County of Miami-Dade, FL, Public Improvements, Build America Revenue Bonds, Callable 4/1/2020 @ 100, 6.543%, 4/1/2030	250,000	266,000
County of Miami-Dade, FL, Public Improvements, Build America Revenue Bonds, Callable 4/1/2019 @ 100, 6.97%, 4/1/2039	750,000	773,985
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, (AGM), 7.083%, 10/1/2029	250,000	304,450
Florida Atlantic University Finance Corporation, University & College Improvements, Build America Revenue Bonds, Callable 7/1/2020 @ 100, 7.639%, 7/1/2040	165,000	180,238
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/1/2020 @ 100, 7.50%, 11/1/2035	250,000	278,655
Osceola County School Board, School Improvements, Certificate of Participation, 6.658%, 4/1/2027	1,000,000	1,174,760
Town of Miami Lakes, FL, Public Improvements, Build America Revenue Bonds, 7.587%, 12/1/2030	150,000	184,208

		7,912,389
Georgia 3.09%
Cobb Marietta Georgia Coliseum, Revenue Bonds, Callable 1/1/2026 @ 100, 4.50%, 1/1/2047	600,000	631,074
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.055%, 4/1/2057	2,500,000	3,006,125
State of Georgia, Public Improvements, General Obligation Unlimited, Callable 2/1/2024 @ 100, 3.84%, 1/1/2032	2,000,000	2,073,600

		5,710,799

See accompanying notes which are an integral part of these schedules of investments.

Hawaii 0.84%
State of Hawaii, General Obligation Unlimited, Callable 10/1/2025 @ 100, 4.05%, 10/1/2032	1,495,000	1,543,752

Idaho 0.49%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, (OID), Callable 9/1/2022 @ 100, 5.25%, 9/1/2024	900,000	911,610

Illinois 3.57%
City of Chicago Heights, IL, Refunding Bonds, General Obligation Unlimited, (AGM) (OID), Callable 1/15/2021 @ 100, 5.50%, 1/15/2024	500,000	521,915
City of Chicago Heights, IL, Refunding Bonds, General Obligation Unlimited, (AGM) (OID), Callable 1/15/2021 @ 100, 6.00%, 1/15/2028	150,000	157,563
City of Chicago, IL Waterworks Revenue, Water utility Improvements, Build America Revenue Bonds, 6.742%, 11/1/2040	250,000	323,412
Henry Hospital District, Hospital Improvements, Build America Bonds, General Obligation Unlimited, (AGM), Callable 12/1/2019 @ 100, 6.65%, 12/1/2029	840,000	877,010
Lake County Community Unit School District No. 187 North Chicago, School Improvements, General Obligation Unlimited, (AGM) (OID), Callable 1/1/2020 @ 100, 7.125%, 1/1/2035	1,000,000	1,028,980
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, (AGM), Callable 4/1/2020 @ 100, 8.147%, 4/1/2041	570,000	616,700
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, (AGM), Callable 4/1/2020 @ 100, 7.747%, 4/1/2030	250,000	270,260
Village of Glenwood, IL, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/1/2028	1,500,000	1,732,110
Village of Rosemont, IL, Public Improvements, General Obligation Unlimited, (AGM) (OID), 6.125%, 12/1/2030	500,000	575,990
Will County Forest Preservation District, Public Improvements, Build America Bonds, General Obligation Limited, 5.712%, 12/15/2030	400,000	465,948

		6,569,888

See accompanying notes which are an integral part of these schedules of investments.

Indiana 1.56%
Anderson School Building Corporation, Refunding Bonds, General Obligation Limited, Callable 8/1/2020 @ 100, 3.95%, 7/5/2029	1,000,000	999,360
Anderson School Building Corporation, Refunding Bonds, General Obligation Limited, (OID), Callable 8/1/2020 @ 100, 3.75%, 7/5/2028	1,000,000	993,600
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Refunding Revenue Bonds, Callable 8/1/2020 @ 100, 7.21%, 2/1/2039	800,000	877,376

		2,870,336
Kansas 0.22%
Kansas Development Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 11/1/2019 @ 100, 6.26%, 11/1/2028	390,000	406,914

Kentucky 1.55%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), Callable 9/1/2020 @ 100, 6.49%, 9/1/2037	250,000	268,170
Kentucky State Property & Building Commission, Economic Improvements, University & College Improvements, Build America Revenue Bonds, Callable 12/1/2021 @ 100, 5.373%, 11/1/2025	400,000	433,556
Paducah Independent School District Finance Corporation, School Improvements, Revenue Bonds, Callable 12/1/2021 @ 100, 5.00%, 12/1/2030	1,000,000	1,067,700
Perry County School District Finance Corporation, School Improvements, Revenue Bonds, Callable 12/1/2021 @ 100, 5.00%, 12/1/2030	1,000,000	1,067,700

		2,837,126
Louisiana 1.71%
City of New Orleans, LA, Swap Termination Refunding Bonds, General Obligation Limited, Callable 9/1/2022 @ 100, 4.592%, 9/1/2027	500,000	521,925
East Baton Rouge Sewerage Commission, Refunding Revenue Bonds, Callable 2/1/2025 @ 100, 3.95%, 2/1/2030	1,000,000	1,024,460
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 2/1/2020 @ 100, 7.20%, 2/1/2042	1,540,000	1,609,546

		3,155,931
Massachusetts 0.70%
City of Worcester, MA, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 1/1/2028	190,000	214,501
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.432%, 10/1/2035	750,000	899,280
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 5/1/2019 @ 100, 6.573%, 5/1/2039	165,000	172,592

		1,286,373

See accompanying notes which are an integral part of these schedules of investments.

Michigan 3.08%
Avondale School District, School Improvements, Build America Bonds, General Obligation Unlimited, (AGM), Callable 5/1/2020 @ 100, 5.75%, 5/1/2032	500,000	515,890
Comstock Park Public Schools, School Improvements, General Obligation Unlimited, Callable 5/1/2021 @ 100, 6.20%, 5/1/2024	200,000	219,042
County of Macomb, MI, Retirement Facilities, General Obligation Limited, Callable 2/1/2023 @ 100, 4.126%, 11/1/2030	250,000	260,495
Eastern Michigan University, University & College Improvements, Build America Revenue Bonds, Callable 2/15/2019 @ 100, 7.21%, 2/15/2038	250,000	259,955
Michigan Finance Authority, Revenue Bonds, Callable 9/1/2025 @ 100, 3.896%, 9/1/2030	250,000	249,198
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 11/1/2020 @ 100, 6.375%, 11/1/2025	500,000	527,315
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 5/1/2021 @ 100, 6.20%, 5/1/2022	410,000	427,724
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, (OID), 7.309%, 6/1/2034	2,545,000	2,538,663
Milan Area Schools, School Improvements, General Obligation Unlimited, (OID), Callable 5/1/2019 @ 100, 7.10%, 5/1/2034	485,000	502,625
Onsted Community Schools, School Improvements, General Obligation Unlimited, Callable 5/1/2020 @ 100, 5.90%, 5/1/2027	150,000	158,087
St Johns Public Schools, General Obligation Unlimited, Callable 5/1/2020 @ 100, 6.65%, 5/1/2040	5,000	5,325

		5,664,319
Mississippi 0.99%
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, 6.589%, 1/1/2035	650,000	833,632
State of Mississippi, Refunding Bonds, General Obligation Unlimited, 3.429%, 10/1/2029	1,000,000	1,003,730

		1,837,362
Missouri 3.13%
City of Kansas City, MO, Revenue Bonds, 7.83%, 4/1/2040	2,500,000	3,126,050
City of Sedalia, MO, Sewer Improvements, Build America Bonds, Certificate of Participation, (AGM), Callable 6/1/2020 @ 100, 6.50%, 6/1/2024	250,000	262,943

See accompanying notes which are an integral part of these schedules of investments.

City of St. Charles, MO, Water Utility Improvements Build America Bonds, Certificate of Participation, Callable 8/1/2020 @ 100, 5.65%, 2/1/2030	275,000	287,947
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 1/1/2039	475,000	664,796
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.897%, 1/1/2042	1,000,000	1,420,270

		5,762,006
Nebraska 0.12%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.323%, 1/1/2030	200,000	226,270

Nevada 2.99%
City of Las Vegas, NV, Public Improvements, Build America Bonds, Certificate of Participation, (OID), Callable 9/1/2019 @ 100, 7.75%, 9/1/2029	1,100,000	1,173,040
County of Clark, NV, transit Improvements, Build America bonds, General Obligation Limited, (OID), Callable 7/1/2020 @ 100, 7.00%, 7/1/2038	1,000,000	1,089,960
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.875%, 2/1/2040	250,000	344,150
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.969%, 2/1/2040	1,590,000	2,232,519
Las Vegas Valley Water District, Water Utility Improvements, Build America Bonds, General Obligation Limited, Callable 6/1/2019 @ 100, 7.10%, 6/1/2039	425,000	446,977
Pershing County School District, School Improvements, Build America Bonds, General Obligation Limited, (GTD), Callable 4/1/2020 @ 100, 6.25%, 4/1/2030	220,000	228,351

		5,514,997
New Jersey 2.69%
New Jersey Economic Development Authority, Revenue Bonds, 7.425%, 2/15/2029	250,000	309,570
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Callable 6/15/2020 @ 100, 6.425%, 12/15/2035	500,000	515,080
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 7/1/2020 @ 100, 6.19%, 7/1/2040	500,000	526,535

See accompanying notes which are an integral part of these schedules of investments.

New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 7/1/2019 @ 100, 7.395%, 7/1/2040	500,000	528,860
New Jersey Housing & Mortgage Finance Agency, State Multi Family Housing, Refunding Revenue Bonds, 4.272%, 11/1/2030	390,000	399,247
New Jersey Turnpike Authority, Highway Improvements, Build America Revenue Bonds, 7.102%, 1/1/2041	250,000	358,735
South Jersey Transportation Authority LLC, Highway Improvements, Build America Revenue Bonds, (OID), 7.00%, 11/1/2038	500,000	557,050
Township of Brick, NJ, General Obligation Unlimited, 3.75%, 9/1/2028	1,780,000	1,742,513

		4,937,590
New York 8.82%
City of New York, NY, General Obligation Unlimited, Callable 2/1/2025 @ 100, 3.60%, 8/1/2028	500,000	508,835
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.698%, 3/1/2027	145,000	169,528
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/14/2028 @ 100, 5.206%, 10/1/2031	100,000	115,693
County of Nassau, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.375%, 10/1/2024	500,000	560,070
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 5/1/2041	195,000	231,564
Metropolitan Transportation Authority, Revenue Bonds, 5.871%, 11/15/2039	200,000	247,976
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/2026	875,000	1,018,483
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.587%, 11/15/2030	395,000	499,955
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.687%, 11/15/2040	1,500,000	2,034,315
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.989%, 11/15/2030	125,000	152,621
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, Callable 11/15/2033 @ 100, 6.668%, 11/15/2039	1,000,000	1,357,460
New York City Housing Development Corporation, Multi-Family Housing Revenue Bonds, Callable 5/1/2019 @ 100, 6.42%, 11/1/2039	2,500,000	2,605,150
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 3/1/2046	680,000	721,160

See accompanying notes which are an integral part of these schedules of investments.

New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.828%, 7/15/2040	500,000	674,325
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 11/24/2034 @ 100, 5.467%, 5/1/2036	815,000	1,014,642
New York City Water & Sewer System, Build America Refunding Revenue Bonds, Callable 6/15/2020 @ 100, 6.491%, 6/15/2042	200,000	215,788
New York Municipal Bond Bank Agency, Build America Refunding Revenue Bonds, Callable 12/15/2019 @ 100, 6.879%, 12/15/2034	500,000	525,120
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, 3.921%, 10/15/2028	2,115,000	2,196,618
Port Authority of New York & New Jersey, Revenue Bonds, Callable 6/1/2025 @ 100, 4.823%, 6/1/2045	1,000,000	1,075,050
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2033 @ 100, 5.55%, 11/15/2040	150,000	187,787
Western Nassau County Water Authority, Build America Revenue Bonds, 6.701%, 4/1/2040	150,000	188,118

		16,300,258
North Carolina 0.13%
County of Cabarrus, NC, School Improvements, Revenue Bonds, Callable 4/1/2021 @ 100, 5.50%, 4/1/2026	235,000	246,353

Ohio 3.44%
American Municipal Power, Inc., Build America Refunding Revenue Bonds, Callable 2/15/2020 @ 100, 5.964%, 2/15/2024	500,000	523,270
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.834%, 2/15/2041	430,000	662,002
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.499%, 2/15/2050	850,000	1,266,593
American Municipal Power, Inc., Revenue Bonds, 6.27%, 2/15/2050	850,000	1,107,048
Cincinnati City School District, Refunding Bonds, Certificate of Participation, (OID), Callable 2/15/2020 @ 100, 4.00%, 12/15/2032	200,000	200,308
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue Bonds, 8.223%, 2/15/2040	1,000,000	1,264,630
Madison Local School District/Lake County, School Improvements, Build America Revenue Bonds, Callable 10/1/2020 @ 100, 5.70%, 4/1/2035	250,000	259,555
Mariemont City School District, Build America Bonds, General Obligation Unlimited, Callable 12/1/2020 @ 100, 5.90%, 12/1/2030	110,000	117,134

See accompanying notes which are an integral part of these schedules of investments.

Olentangy Local School District, Refunding Bonds, General Obligation Unlimited, 3.50%, 12/1/2029	500,000	476,810
Springfield Local School District/Summit County, School Improvements, Build America Bonds, General Obligation Unlimited, (School District Credit Program), Callable 9/1/2019 @ 100, 5.65%, 9/1/2031	200,000	206,086
State of Ohio, Public Improvements, Build America Revenue Bonds, 6.52%, 10/1/2028	250,000	263,983

		6,347,419
Oklahoma 0.29%
Bryan County Independent School District No. 72 Durant, School Improvements, Build America Bonds, Certificate of Participation, Callable 12/1/2019 @ 100, 6.804%, 12/1/2033	500,000	529,865

Oregon 0.14%
State of Oregon Department of Administrative Services, Hospital Improvements, Build America Bonds, Certificate of Participation, Callable 5/1/2020 @ 100, 6.18%, 5/1/2035	250,000	267,253

Pennsylvania 1.97%
Pennsylvania Turnpike Commission, Build America Revenue Bonds, Callable 7/1/2035 @ 100, 5.848%, 12/1/2037	335,000	425,145
Pennsylvania Turnpike Commission, Build America Revenue Bonds, 6.378%, 12/1/2037	520,000	693,186
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, (AGM) (OID), 6.35%, 4/15/2028	630,000	744,666
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.087%, 3/15/2028	500,000	487,280
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/1/2039	1,000,000	1,150,680
Township of Bristol, PA, Pension Funding, General Obligation Unlimited, (AGM), Callable 9/15/2018 @ 100, 7.15%, 9/15/2038	150,000	153,427

		3,654,384
Rhode Island 0.06%
Rhode Island Housing & Mortgage Finance Corporation, Refunding Revenue Bonds, Callable 10/1/2022 @ 100, 4.456%, 10/1/2031	100,000	101,349

See accompanying notes which are an integral part of these schedules of investments.

South Carolina 0.15%
Moncks Corner Regional Recreation Corporation, Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/1/2020 @ 100, 6.549%, 12/1/2039	250,000	269,963

South Dakota 0.23%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 6/1/2021 @ 100, 6.15%, 6/1/2031	400,000	426,788

Tennessee 2.86%
Coffee County Public Building Authority, Public Improvements, Build America Revenue Bonds, (GTD), Callable 6/1/2019 @ 100, 7.20%, 6/1/2044	1,500,000	1,548,120
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Build America Revenue Bonds, 7.431%, 7/1/2043	2,000,000	2,727,840
Metropolitan Government of Nashville & Davidson County, TN, Refunding Bonds, General Obligation Unlimited, 3.293%, 7/1/2027	500,000	503,370
Metropolitan Government of Nashville & Davidson County, TN, Refunding Bonds, General Obligation Unlimited, 3.393%, 7/1/2028	500,000	504,545

		5,283,875
Texas 5.08%
Austin Community College District, University & College Improvements, Revenue Bonds, Callable 2/1/2019 @ 100, 4.997%, 2/1/2026	985,000	1,006,690
City of Lancaster, TX, Public Improvements, Build America Bonds, General Obligation Limited, Callable 2/15/2020 @ 100, 6.528%, 2/15/2040	750,000	794,332
Dallas Convention Center Hotel Development Corporation, Public Improvements, Build America Revenue Bonds, 7.088%, 1/1/2042	1,000,000	1,336,130
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Callable 9/15/2020 @ 100, 7.176%, 9/15/2035	250,000	260,450
El Paso Downtown Development Corporation, Recreational Facility Improvements, Revenue Bonds, 7.25%, 8/15/2043	1,000,000	1,259,150
Frisco Economic Development Corporation, Public Improvements, Revenue Bonds, Callable 6/15/2019 @ 100, 4.20%, 2/15/2034	1,000,000	981,330
Midland County Hospital District, Health, Hospital & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 5/15/2039	260,000	341,110
North Texas Tollway Authority, Highway Improvements, Build America Revenue Bonds, Callable 2/1/2020 @ 100, 8.91%, 2/1/2030	2,000,000	2,205,060

See accompanying notes which are an integral part of these schedules of investments.

Orchard Cultural Education Facilities Finance Corporation, Recreational Facility Improvements, Revenue Bonds, Callable 11/15/2020 @ 100, 6.478%, 11/15/2034	360,000	394,304
San Antonio Industrial Development Corporation, Refunding Revenue Bonds, Callable 8/15/2023 @ 100, 4.75%, 8/15/2033	750,000	795,855

		9,374,411
Utah 0.28%
Central Weber Sewer Improvement District, Sewer Improvements, Build America Revenue Bonds, (OID), Callable 3/1/2019 @ 100, 6.375%, 3/1/2034	500,000	517,110

Virgin Islands 1.04%
Virgin Islands Water & Power Authority- Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 7/1/2028	840,000	876,599
Virgin Islands Water & Power Authority- Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 7/1/2035	1,000,000	1,036,300

		1,912,899
Virginia 3.13%
Tobacco Settlement Financing Corporation, Refunding Revenue Bonds, (OID), 6.706%, 6/1/2046	6,085,000	5,766,207

Washington 1.22%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 2/1/2040	250,000	295,978
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, 5.345%, 9/1/2030	250,000	275,440
Klickitat County Public Utility District No. 1, Electric Lights & Power Improvements, Refunding Revenue Bonds, Callable 12/1/2021 @ 100, 5.25%, 12/1/2029	705,000	739,319
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.884%, 9/1/2032	500,000	644,220
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/1/2040	250,000	293,200

		2,248,157

See accompanying notes which are an integral part of these schedules of investments.

West Virginia 1.14%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, 7.467%, 6/1/2047	2,120,000	2,106,750

Total Municipal Bonds (Cost $127,120,078)		137,892,072

	Shares
Money Market Funds 0.01%
Morgan Stanley Institutional Liquidity Fund, Institutional Class, 1.58%(c)	23,401	23,401

Total Money Market Funds (Cost $23,401)		23,401

Total Investments — 99.14% (Cost $173,418,296)		182,766,939
Other Assets in Excess of Liabilities — 0.86%		1,582,414

NET ASSETS - 100.00%		$184,349,353

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security is currently being fair-valued according to the procedures approved by the Board of Directors.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2018.

AGM — Assured Guaranty Municipal Corp.

GTD — Guaranteed

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

At March 31, 2018, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$13,898,249
Gross unrealized depreciation	(4,539,778)

Net unrealized appreciation	$9,358,471
Aggregate cost of securities for income tax purposes	$173,408,468

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS | MARCH 31, 2018 (UNAUDITED)

	Shares	Market Value
Common Stocks 25.76%

Consumer Staples 1.21%
Altria Group, Inc.	5,140	$320,325
Philip Morris International, Inc.	2,050	203,770

		524,095
Energy 10.06%
Andeavor Logistics LP	9,482	424,888
Cheniere Energy Partners LP	11,400	331,740
CNX Midstream Partners LP	19,400	356,766
Energy Transfer Partners LP	22,904	371,503
EnLink Midstream Partners LP	18,140	247,792
Enterprise Products Partners LP	29,080	711,878
Exxon Mobil Corporation	1,200	89,532
Holly Energy Partners LP	3,300	90,981
Magellan Midstream Partners LP	2,325	135,664
MPLX LP	17,250	569,940
Summit Midstream Partners LP	10,200	143,310
Targa Resources Corporation	6,930	304,920
USA Compression Partners LP	16,966	287,234
Valero Energy Corporation	1,500	139,155
Western Gas Partners LP	3,000	128,010

		4,333,313
Financials 3.01%
BGC Partners, Inc., Class A	14,194	190,909
Blackstone Group LP (The)	10,805	345,220
Blackstone Mortgage Trust, Inc., Class A	12,007	377,260
Starwood Property Trust, Inc.	18,220	381,709

		1,295,098
Real Estate Investment Trusts 8.03%
Apple Hospitality REIT, Inc.	26,545	466,396
Ashford Hospitality Trust, Inc.	32,800	211,888
Chesapeake Lodging Trust	15,750	438,008
City Office REIT, Inc.	30,370	351,077

See accompanying notes which are an integral part of these schedules of investments.

Digital Realty Trust, Inc.	1,510	159,124
Education Realty Trust, Inc.	3,400	111,350
Gramercy Property Trust	5,576	121,167
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,829	172,166
Hersha Hospitality Trust	19,600	350,840
Independence Realty Trust, Inc.	31,829	292,190
Lexington Realty Trust	28,421	223,673
Pebblebrook Hotel Trust	10,663	366,274
WP Carey, Inc.	3,120	193,409

		3,457,562
Telecommunication Services 1.26%
AT&T, Inc.	7,574	270,013
Verizon Communications, Inc.	5,705	272,813

		542,826
Utilities 2.19%
American Electric Power Company, Inc.	4,920	337,463
Consolidated Edison, Inc.	4,810	374,891
Duke Energy Corporation	2,985	231,248

		943,602

Total Common Stocks (Cost $10,745,033)		11,096,496

Preferred Stocks 22.23%

Financials 11.20%
Aegon NV, 6.38%	10,000	258,400
Aegon NV, 8.00%	2,000	53,020
Arch Capital Group Limited, 5.25%	10,000	242,700
Bank Of America Corporation, 6.00%	3,800	98,610
Bank Of America Corporation, 6.63%	3,700	96,977
BGC Partners, Inc., 8.13%	11,550	296,835
Capital One Financial Corporation, Series D, 6.70%	10,000	264,300
Carlyle Group LP (The), 5.88%	6,000	144,360
Citigroup, Inc., 6.30%	10,000	262,900
Citigroup, Inc., 6.88%	12,000	336,360
First Republic Bank, 5.70%	10,000	258,500
Hancock Holding Company, 5.95%	10,200	258,570
JPMorgan Chase & Company, 6.10%	10,000	263,900

See accompanying notes which are an integral part of these schedules of investments.

JPMorgan Chase & Company, 6.30%	15,750	411,390
JPMorgan Chase & Company, 6.70%	10,000	261,400
KKR & Company LP, 6.50%	7,431	194,320
Northern Trust Corporation, 5.85%	6,000	160,500
Torchmark Corporation, 6.13%	10,000	264,900
Wells Fargo & Company, 5.70%	27,659	697,007

		4,824,949
Information Technology 0.61%
eBay, Inc., 6.00%	10,000	263,400

Real Estate Investment Trusts 5.93%
DDR Corporation, 6.50%	11,500	265,765
Digital Realty Trust, Inc., 6.35%	14,050	372,325
Digital Realty Trust, Inc., 7.38%	13,848	364,064
Equity Commonwealth, 6.50%	6,000	155,940
Gramercy Property Trust, 7.13%	3,000	76,950
National Retail Properties, Inc., 5.20%	6,000	139,020
PS Business Parks, Inc., 5.20%	4,000	95,080
Public Storage, 5.05%	6,000	144,000
Public Storage, 5.40%	10,000	252,500
SL Green Realty Corporation, 6.50%	8,100	206,145
Taubman Centers, Inc., 6.25%	3,211	77,193
Taubman Centers, Inc., 6.50%	16,436	405,147

		2,554,129
Utilities 4.49%
Dominion Resources, Inc., 5.25%	10,000	242,400
Duke Energy Corporation, 5.13%	10,000	254,400
Entergy Arkansas, Inc., 4.88%	10,000	241,100
Entergy Mississippi, Inc., 4.90%	10,000	244,800
NextEra Energy Capital Holdings, Inc., 5.25%	10,000	249,100
SCE Trust II, 5.10%	5,000	115,500
Southern Company, 5.25%	14,000	340,200
Southern Company, 5.25%	10,000	245,900

		1,933,400

Total Preferred Stocks (Cost $9,448,123)		9,575,878

See accompanying notes which are an integral part of these schedules of investments.

	Principal Amount	Market Value
Corporate Bonds 7.00%
American University (The), 4.321%, 4/1/2045	$250,000	268,422
Entergy Texas, Inc., 5.15%, 6/1/2045	100,000	104,256
Ford Motor Company, 9.98%, 2/15/2047	500,000	779,872
McLaren Health Care Corporation, 4.534%, 5/15/2038	290,000	310,201
QUALCOMM, Inc., 4.80%, 5/20/2045	1,000,000	1,044,865
Wells Fargo & Company, 5.894%, 3/29/2049	500,000	507,795

Total Corporate Bonds (Cost $2,842,166)		3,015,411

Municipal Bonds 45.70%

Arizona 2.68%
City of Glendale, AZ, Senior Excise Tax Revenue, Refunding Revenue Bonds, 3.929%, 7/1/2031	500,000	480,060
City of Tucson, AZ, Certificate of Participation, (AGM), 4.831%, 7/1/2034	620,000	676,501

		1,156,561
California 4.33%
City of Newport Beach, CA, Public Improvements, Certificate of Participation, 7.168%, 7/1/2040	800,000	1,120,824
San Bernardino Community College District, Public Improvements, General Obligation Unlimited, 7.63%, 8/1/2044	505,000	745,062

		1,865,886
Florida 2.44%
Pasco County School Board, School Improvements, Certificate of Participation, 5.00%, 12/1/2037	1,000,000	1,050,190

Kansas 2.51%
Kansas Development Finance Authority, Revenue Bonds, 4.727%, 4/15/2037	1,000,000	1,082,090

Louisiana 1.19%
City of New Orleans, LA, Public & Recreational Facilities Improvements, General Obligation Unlimited, Callable 12/1/2023 @ 100, 4.00%, 12/1/2031	500,000	513,175

See accompanying notes which are an integral part of these schedules of investments.

Michigan 2.46%
County of Macomb, MI, Retirement Facilities, General Obligation Limited, 4.416%, 11/1/2035	1,000,000	1,058,780

Minnesota 0.58%
St. Paul, MN, Housing & Redevelopment Authority, Revenue Bonds, 4.189%, 7/1/2027	250,000	251,728

Nebraska 3.93%
Public Power Generation Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.242%, 1/1/2041	1,315,000	1,692,734

Nevada 0.33%
County of Washoe, NV, Public & Highway Improvements, Build America Revenue Bonds, 7.969%, 2/1/2040	100,000	140,410

New Jersey 1.78%
New Jersey Housing & Mortgage Finance Agency, State Multi-Family Housing, Refunding Revenue Bonds, 4.471%, 11/1/2037	750,000	766,747

New York 3.87%
Metropolitan Transportation Authority, Revenue Bonds, 6.648%, 11/15/2039	225,000	302,317
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Miscellaneous Purposes Revenue Bonds, 5.00%, 7/15/2030	300,000	342,261
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 3.879%, 7/1/2046	750,000	752,182
Port Authority of New York & New Jersey, Revenue Bonds, Callable 6/1/2025 @ 100, 4.823%, 6/1/2045	250,000	268,763

		1,665,523
Ohio 7.80%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 5.939%, 2/15/2047	100,000	126,912
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.834%, 2/15/2041	1,000,000	1,539,540
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 8.084%, 2/15/2050	1,000,000	1,690,770

		3,357,222

See accompanying notes which are an integral part of these schedules of investments.

Oregon 2.38%
Washington & Multnomah Counties School District No. 48J Beaverton, Pension Funding General Obligation Limited, 4.06%, 6/30/2034	1,000,000	1,023,930

Pennsylvania 2.50%
City of Reading, PA, General Obligation Unlimited, (AGM) (OID), Callable 11/1/2024 @ 100, 5.30%, 11/1/2033	1,000,000	1,077,360

Tennessee 1.82%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 7.431%, 7/1/2043	500,000	681,960
Metropolitan Government of Nashville & Davidson County, General Obligation Unlimited, 3.493%, 7/1/2029	100,000	101,261

		783,221
Texas 2.19%
El Paso Downtown Development Corporation, Recreational Facility Improvements, Revenue Bonds, 7.25%, 8/15/2043	750,000	944,362

Wisconsin 2.91%
Public Finance Authority, Parking Facility Improvements, Revenue Bonds, (OID), 5.00%, 11/1/2044	1,250,000	1,253,725

Total Municipal Bonds (Cost $18,297,467)		19,683,644

Total Investments — 100.69% (Cost $41,332,789)		43,371,429
Liabilities in Excess of Other Assets — (0.69)%		(295,608)

NET ASSETS - 100.00%		$43,075,821

At March 31, 2018, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$3,065,636
Gross unrealized depreciation	(1,022,873)

Net unrealized appreciation	$2,042,763
Aggregate cost of securities for income tax purposes	$41,328,667

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018

(UNAUDITED)

The Spirit of America Real Estate Income and Growth Fund (“Real Estate Fund”), Spirit of America Large Cap Value Fund (“Value Fund”), Spirit of America Municipal Tax Free Bond Fund (Municipal Tax Free Bond Fund”), Spirit of America Income Fund (“Income Fund”) and Spirit of America Income and Opportunity Fund (“Opportunity Fund”) (each a “Fund” and collectively, the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation: The offering price and NAV per share for the Funds are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors (the “Board”).

B.	Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

•	Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018

(UNAUDITED)

The summary of inputs used to determine the fair valuation of the Funds’ investments as of March 31, 2018, is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Real Estate Fund
Assets
Common Stocks*	$88,802,732	$—	$—	$88,802,732
Preferred Stocks*	3,256,624	—	—	3,256,624
Municipal Bonds	—	566,425	—	566,425

Total	$92,059,356	$566,425	$—	$92,625,781

Liabilities
Written Call Options	$(5,320)	$—	$—	$(5,320)

Total	$(5,320)	$—	$—	$(5,320)

Value Fund
Assets
Common Stocks*	$96,888,845	$—	$—	$96,888,845
Preferred Stocks*	3,189,527	—	—	3,189,527

Total	$100,078,372	$—	$—	$100,078,372

Liabilities
Written Call Options	$(5,040)	$—	$—	$(5,040)

Total	$(5,040)	$—	$—	$(5,040)

Municipal Tax Free Bond Fund
Assets
Municipal Bonds	$—	$90,654,903	$—	$90,654,903
Money Market Funds	299,558	—	—	299,558

Total	$299,558	$90,654,903	$—	$90,954,461

Income Fund
Assets
Common Stocks*	$12,004,009	$—	$—	$12,004,009
Preferred Stocks*	15,870,579	—	—	15,870,579
Collateralized Mortgage
Obligations	—	215,700	—	215,700
Corporate Bonds	—	16,390,608	370,570	16,761,178
Municipal Bonds	—	137,892,072	—	137,892,072
Money Market Funds	23,401	—	—	23,401

Total	$27,897,989	$154,498,380	$370,570	$182,766,939

Opportunity Fund
Assets
Common Stocks*	11,096,496	—	—	11,096,496
Preferred Stocks*	9,575,878	—	—	9,575,878
Corporate Bonds	—	3,015,411	—	3,015,411
Municipal Bonds	$—	$19,683,644	$—	$19,683,644

Total	$20,672,374	$22,699,055	$—	$43,371,429

*	Refer to Schedule of Investments for industry classifications.

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

•	Last sales price

•	Price given by pricing service

•	Last quoted bid & asked price

•	Third party bid & asked price

•	Indicated opening range

The significant unobservable inputs that may be used in the fair value measurement of the Fund’s investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

The following provides quantitative information about the Income Fund’s significant Level 3 fair value measurements as of March 31, 2018:

Quantitative Information about Significant Level 3 Fair Value Measurements

Asset Category	Fair Value At March 31, 2018	Valuation Techniques	Unobservable Input(s)	Range
Corporate Bonds	$370,570	Comparable Security Analysis	Discount for Lack of Marketability	1 20	%- %

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

Balance at December 31, 2017	Amortization/Accretion	Change in unrealized appreciation (depreciation)	Balance as of March 31, 2018
$395,775	$(126)	$(25,079)	$370,570

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018

(UNAUDITED)

The Funds did not have any transfers between levels as of the period ended March 31, 2018. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period.

C. Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At March 31, 2018, the Income Fund held illiquid restricted securities representing 1% of net assets, as listed below:

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Market Value
Corporate Bonds

Exelon Generation Co. LLC, 5.60%, 06/15/42	7/12/2012	$400,000	$420,875	$370,570
MetLife Capital, Inc., 9.25%, 04/08/38	6/4/2013	$1,500,000	$2,047,500	$2,109,984

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2.	Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Spirit of America Investment Fund, Inc

By	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date 5/22/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date 5/22/2018

By	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer
(principal financial officer)

Date 5/22/2018